Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (57.1%)
U.S. Government Securities (56.1%)
	United States Treasury Note/Bond	4.000%	2/29/28	108,775	110,747
	United States Treasury Note/Bond	1.250%	3/31/28	128,925	115,005
	United States Treasury Note/Bond	1.250%	4/30/28	456,439	406,373
	United States Treasury Note/Bond	2.875%	5/15/28	548,053	528,614
	United States Treasury Note/Bond	1.250%	5/31/28	450,790	400,780
	United States Treasury Note/Bond	1.250%	6/30/28	350,940	311,459
	United States Treasury Note/Bond	1.000%	7/31/28	348,443	304,561
	United States Treasury Note/Bond	2.875%	8/15/28	533,330	513,663
	United States Treasury Note/Bond	5.500%	8/15/28	6,925	7,524
	United States Treasury Note/Bond	1.125%	8/31/28	447,720	393,084
	United States Treasury Note/Bond	1.250%	9/30/28	324,565	286,378
	United States Treasury Note/Bond	1.375%	10/31/28	304,720	270,344
[1]	United States Treasury Note/Bond	3.125%	11/15/28	499,413	486,772
	United States Treasury Note/Bond	5.250%	11/15/28	10,000	10,805
	United States Treasury Note/Bond	1.500%	11/30/28	349,113	311,365
	United States Treasury Note/Bond	1.375%	12/31/28	337,070	298,518
	United States Treasury Note/Bond	1.750%	1/31/29	300,920	271,627
	United States Treasury Note/Bond	2.625%	2/15/29	489,581	464,108
	United States Treasury Note/Bond	5.250%	2/15/29	15,235	16,449
	United States Treasury Note/Bond	1.875%	2/28/29	382,005	347,028
	United States Treasury Note/Bond	2.375%	3/31/29	308,655	288,110
	United States Treasury Note/Bond	2.875%	4/30/29	159,635	153,250
	United States Treasury Note/Bond	2.375%	5/15/29	412,036	384,353
	United States Treasury Note/Bond	2.750%	5/31/29	262,595	250,286
	United States Treasury Note/Bond	3.250%	6/30/29	342,980	336,228
	United States Treasury Note/Bond	2.625%	7/31/29	302,007	285,632
	United States Treasury Note/Bond	1.625%	8/15/29	430,844	384,259
	United States Treasury Note/Bond	6.125%	8/15/29	14,100	16,078
	United States Treasury Note/Bond	3.125%	8/31/29	293,420	285,672
	United States Treasury Note/Bond	3.875%	9/30/29	313,390	318,581
	United States Treasury Note/Bond	4.000%	10/31/29	275,765	282,444
	United States Treasury Note/Bond	1.750%	11/15/29	344,109	308,999
	United States Treasury Note/Bond	3.875%	11/30/29	461,147	469,073
	United States Treasury Note/Bond	3.875%	12/31/29	225,865	229,959
	United States Treasury Note/Bond	3.500%	1/31/30	233,085	232,138
	United States Treasury Note/Bond	1.500%	2/15/30	299,626	262,687
	United States Treasury Note/Bond	4.000%	2/28/30	389,880	400,236
	United States Treasury Note/Bond	3.625%	3/31/30	295,600	296,986
	United States Treasury Note/Bond	0.625%	5/15/30	675,051	552,593
	United States Treasury Note/Bond	6.250%	5/15/30	51,675	60,298
	United States Treasury Note/Bond	0.625%	8/15/30	912,312	743,392
	United States Treasury Note/Bond	0.875%	11/15/30	851,397	704,664
	United States Treasury Note/Bond	1.125%	2/15/31	655,676	551,997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	5.375%	2/15/31	56,996	63,978
	United States Treasury Note/Bond	1.625%	5/15/31	793,018	689,182
	United States Treasury Note/Bond	1.250%	8/15/31	909,820	763,112
	United States Treasury Note/Bond	1.375%	11/15/31	923,923	779,704
	United States Treasury Note/Bond	1.875%	2/15/32	818,569	718,294
	United States Treasury Note/Bond	2.875%	5/15/32	788,963	750,747
	United States Treasury Note/Bond	2.750%	8/15/32	773,188	727,521
	United States Treasury Note/Bond	4.125%	11/15/32	730,096	767,286
	United States Treasury Note/Bond	3.500%	2/15/33	733,350	734,496
					19,647,439
Agency Bonds and Notes (1.0%)
	Federal Home Loan Banks	3.250%	6/9/28	24,100	23,427
	Federal Home Loan Banks	3.250%	11/16/28	44,475	43,315
[2,3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,235	9,607
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	19,514	23,341
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	25,657	30,356
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	40,089
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	33,499
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	49,125	59,499
[3]	Federal National Mortgage Assn.	0.875%	8/5/30	60,170	48,919
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	35,114	41,515
[2]	Private Export Funding Corp.	1.400%	7/15/28	7,425	6,480
	Tennessee Valley Authority	7.125%	5/1/30	3,970	4,718
	Tennessee Valley Authority	1.500%	9/15/31	4,100	3,342
					368,107
Total U.S. Government and Agency Obligations (Cost $21,561,782)					20,015,546
Corporate Bonds (37.5%)
Communications (2.9%)
	Activision Blizzard Inc.	1.350%	9/15/30	7,626	6,178
	Alphabet Inc.	1.100%	8/15/30	12,198	9,973
	America Movil SAB de CV	3.625%	4/22/29	8,028	7,503
	America Movil SAB de CV	2.875%	5/7/30	4,178	3,688
	America Movil SAB de CV	4.700%	7/21/32	9,850	9,718
[2]	AT&T Inc.	4.100%	2/15/28	3,011	2,940
	AT&T Inc.	4.350%	3/1/29	27,062	26,500
[2]	AT&T Inc.	4.300%	2/15/30	20,984	20,404
	AT&T Inc.	2.750%	6/1/31	18,240	15,701
	AT&T Inc.	2.250%	2/1/32	20,260	16,546
	Baidu Inc.	4.375%	3/29/28	3,890	3,790
	Baidu Inc.	4.875%	11/14/28	3,413	3,394
	Baidu Inc.	3.425%	4/7/30	4,665	4,231
	Baidu Inc.	2.375%	8/23/31	6,200	5,106
	Booking Holdings Inc.	3.550%	3/15/28	5,293	5,084
	Booking Holdings Inc.	4.625%	4/13/30	13,320	13,304
	British Telecommunications plc	5.125%	12/4/28	2,967	2,994
	British Telecommunications plc	9.625%	12/15/30	19,395	24,267
	Charter Communications Operating LLC	2.250%	1/15/29	9,348	7,796
	Charter Communications Operating LLC	5.050%	3/30/29	9,871	9,534
	Charter Communications Operating LLC	2.800%	4/1/31	12,501	10,060
	Charter Communications Operating LLC	2.300%	2/1/32	7,604	5,783
	Comcast Corp.	4.150%	10/15/28	35,428	35,050
	Comcast Corp.	2.650%	2/1/30	15,715	13,995
	Comcast Corp.	3.400%	4/1/30	12,332	11,530
	Comcast Corp.	4.250%	10/15/30	7,054	6,911
	Comcast Corp.	1.950%	1/15/31	12,986	10,796
	Comcast Corp.	1.500%	2/15/31	13,926	11,169
	Comcast Corp.	5.500%	11/15/32	5,810	6,195
	Comcast Corp.	4.250%	1/15/33	9,297	9,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.650%	2/15/33	21,613	21,720
	Deutsche Telekom International Finance BV	8.750%	6/15/30	31,171	38,091
	Discovery Communications LLC	4.125%	5/15/29	5,627	5,232
	Discovery Communications LLC	3.625%	5/15/30	6,393	5,678
	Electronic Arts Inc.	1.850%	2/15/31	5,116	4,210
	Expedia Group Inc.	4.625%	8/1/27	1,809	1,779
	Expedia Group Inc.	3.250%	2/15/30	9,426	8,178
	Expedia Group Inc.	2.950%	3/15/31	4,829	4,024
	FactSet Research Systems Inc.	3.450%	3/1/32	4,263	3,726
	Fox Corp.	4.709%	1/25/29	15,154	15,020
	Fox Corp.	3.500%	4/8/30	5,163	4,709
	Grupo Televisa SAB	8.500%	3/11/32	2,480	2,983
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	3,834	3,754
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,509	5,413
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,215	3,495
	Koninklijke KPN NV	8.375%	10/1/30	4,825	5,754
	Meta Platforms Inc.	3.850%	8/15/32	17,660	16,540
	Netflix Inc.	4.875%	4/15/28	4,111	4,132
	Netflix Inc.	5.875%	11/15/28	2,801	2,950
[4]	Netflix Inc.	5.375%	11/15/29	5,134	5,221
	Omnicom Group Inc.	2.450%	4/30/30	4,676	4,001
	Omnicom Group Inc.	4.200%	6/1/30	4,010	3,855
	Omnicom Group Inc.	2.600%	8/1/31	5,767	4,905
	Orange SA	9.000%	3/1/31	18,515	23,278
	Paramount Global	3.700%	6/1/28	6,335	5,746
	Paramount Global	4.200%	6/1/29	5,097	4,681
	Paramount Global	7.875%	7/30/30	3,388	3,739
	Paramount Global	4.950%	1/15/31	15,098	13,920
	Paramount Global	4.200%	5/19/32	3,000	2,577
[4]	Rogers Communications Inc.	3.800%	3/15/32	15,350	13,774
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,432	3,157
	TCI Communications Inc.	7.125%	2/15/28	1,916	2,137
	Telefonica Europe BV	8.250%	9/15/30	9,905	11,573
	TELUS Corp.	3.400%	5/13/32	3,015	2,646
	Tencent Music Entertainment Group	2.000%	9/3/30	3,795	3,012
	T-Mobile USA Inc.	4.950%	3/15/28	2,723	2,749
	T-Mobile USA Inc.	2.625%	2/15/29	6,570	5,795
	T-Mobile USA Inc.	2.400%	3/15/29	2,470	2,153
	T-Mobile USA Inc.	3.375%	4/15/29	19,277	17,574
	T-Mobile USA Inc.	3.875%	4/15/30	55,679	52,221
	T-Mobile USA Inc.	2.550%	2/15/31	30,545	25,875
	T-Mobile USA Inc.	2.875%	2/15/31	4,555	3,928
	T-Mobile USA Inc.	3.500%	4/15/31	23,692	21,306
	T-Mobile USA Inc.	2.700%	3/15/32	7,830	6,594
	T-Mobile USA Inc.	5.200%	1/15/33	8,400	8,549
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,447	2,852
	VeriSign Inc.	2.700%	6/15/31	6,375	5,422
	Verizon Communications Inc.	4.329%	9/21/28	31,164	30,765
	Verizon Communications Inc.	3.875%	2/8/29	5,036	4,864
	Verizon Communications Inc.	4.016%	12/3/29	32,967	31,576
	Verizon Communications Inc.	3.150%	3/22/30	16,855	15,355
	Verizon Communications Inc.	1.500%	9/18/30	4,005	3,234
	Verizon Communications Inc.	1.680%	10/30/30	8,850	7,144
	Verizon Communications Inc.	1.750%	1/20/31	17,508	14,098
	Verizon Communications Inc.	2.550%	3/21/31	40,634	34,618
	Verizon Communications Inc.	2.355%	3/15/32	46,918	38,494
	Vodafone Group plc	7.875%	2/15/30	5,880	6,867
	Vodafone Group plc	6.250%	11/30/32	4,000	4,345
	Walt Disney Co.	2.000%	9/1/29	16,908	14,666
	Walt Disney Co.	3.800%	3/22/30	9,355	9,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	2.650%	1/13/31	22,745	20,073
	Walt Disney Co.	6.550%	3/15/33	1,887	2,180
[4]	Warnermedia Holdings Inc.	4.054%	3/15/29	12,780	11,884
[4]	Warnermedia Holdings Inc.	4.279%	3/15/32	41,295	36,847
	Weibo Corp.	3.375%	7/8/30	5,810	4,740
					1,030,598
Consumer Discretionary (2.2%)
	Advance Auto Parts Inc.	3.900%	4/15/30	8,154	7,419
	Alibaba Group Holding Ltd.	2.125%	2/9/31	11,439	9,469
	Amazon.com Inc.	1.650%	5/12/28	11,861	10,502
	Amazon.com Inc.	3.450%	4/13/29	4,620	4,447
	Amazon.com Inc.	4.650%	12/1/29	5,615	5,737
	Amazon.com Inc.	1.500%	6/3/30	16,876	14,039
	Amazon.com Inc.	2.100%	5/12/31	30,362	25,946
	Amazon.com Inc.	3.600%	4/13/32	14,997	14,221
	Amazon.com Inc.	4.700%	12/1/32	25,555	26,202
[2]	American Honda Finance Corp.	2.000%	3/24/28	7,758	6,900
[2]	American Honda Finance Corp.	2.250%	1/12/29	2,674	2,362
[2]	American Honda Finance Corp.	1.800%	1/13/31	5,210	4,295
	Aptiv plc	4.350%	3/15/29	1,950	1,882
	Aptiv plc	3.250%	3/1/32	3,360	2,929
	AutoNation Inc.	4.750%	6/1/30	3,190	3,006
	AutoNation Inc.	2.400%	8/1/31	3,071	2,359
	AutoNation Inc.	3.850%	3/1/32	8,590	7,320
	AutoZone Inc.	3.750%	4/18/29	5,669	5,331
	AutoZone Inc.	4.000%	4/15/30	7,101	6,750
	AutoZone Inc.	1.650%	1/15/31	4,235	3,370
	AutoZone Inc.	4.750%	8/1/32	5,450	5,381
	AutoZone Inc.	4.750%	2/1/33	5,060	4,999
	Best Buy Co. Inc.	4.450%	10/1/28	5,290	5,228
	Best Buy Co. Inc.	1.950%	10/1/30	2,553	2,081
	Brunswick Corp.	2.400%	8/18/31	3,403	2,579
	Brunswick Corp.	4.400%	9/15/32	4,000	3,493
	Choice Hotels International Inc.	3.700%	12/1/29	498	448
	Dick's Sporting Goods Inc.	3.150%	1/15/32	4,655	3,825
	eBay Inc.	2.700%	3/11/30	5,568	4,877
	eBay Inc.	2.600%	5/10/31	3,845	3,276
	eBay Inc.	6.300%	11/22/32	6,135	6,662
[2]	Emory University	2.143%	9/1/30	3,813	3,255
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,293	4,697
	Fortune Brands Innovations Inc.	4.000%	3/25/32	3,650	3,283
	General Motors Co.	5.000%	10/1/28	5,336	5,257
	General Motors Co.	5.400%	10/15/29	5,195	5,153
	General Motors Co.	5.600%	10/15/32	12,560	12,268
	General Motors Financial Co. Inc.	2.400%	10/15/28	4,963	4,252
	General Motors Financial Co. Inc.	5.650%	1/17/29	3,815	3,863
	General Motors Financial Co. Inc.	4.300%	4/6/29	9,882	9,207
	General Motors Financial Co. Inc.	3.600%	6/21/30	6,353	5,558
	General Motors Financial Co. Inc.	2.350%	1/8/31	5,047	3,987
	General Motors Financial Co. Inc.	2.700%	6/10/31	8,680	6,960
	General Motors Financial Co. Inc.	3.100%	1/12/32	16,610	13,538
	General Motors Financial Co. Inc.	6.400%	1/9/33	5,025	5,176
	Genuine Parts Co.	1.875%	11/1/30	4,512	3,591
	Hasbro Inc.	3.900%	11/19/29	10,481	9,545
	Home Depot Inc.	0.900%	3/15/28	3,638	3,103
	Home Depot Inc.	1.500%	9/15/28	6,244	5,444
	Home Depot Inc.	3.900%	12/6/28	6,742	6,641
	Home Depot Inc.	2.950%	6/15/29	11,063	10,231
	Home Depot Inc.	2.700%	4/15/30	17,215	15,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	1.375%	3/15/31	11,877	9,509
	Home Depot Inc.	1.875%	9/15/31	9,215	7,624
	Home Depot Inc.	3.250%	4/15/32	10,255	9,362
	Home Depot Inc.	4.500%	9/15/32	10,550	10,619
	Honda Motor Co. Ltd.	2.967%	3/10/32	10,250	9,209
	Hyatt Hotels Corp.	4.375%	9/15/28	5,405	5,183
	Hyatt Hotels Corp.	6.000%	4/23/30	3,950	4,009
	JD.com Inc.	3.375%	1/14/30	5,625	5,100
[2]	Johns Hopkins University	4.705%	7/1/32	2,918	2,962
	Lear Corp.	3.800%	9/15/27	2,717	2,579
	Lear Corp.	4.250%	5/15/29	3,000	2,840
	Lear Corp.	3.500%	5/30/30	3,935	3,471
	Leggett & Platt Inc.	4.400%	3/15/29	5,002	4,848
	Lowe's Cos. Inc.	1.300%	4/15/28	8,705	7,479
	Lowe's Cos. Inc.	1.700%	9/15/28	5,730	4,960
	Lowe's Cos. Inc.	3.650%	4/5/29	15,107	14,287
	Lowe's Cos. Inc.	4.500%	4/15/30	3,925	3,876
	Lowe's Cos. Inc.	1.700%	10/15/30	7,468	6,049
	Lowe's Cos. Inc.	2.625%	4/1/31	14,539	12,413
	Lowe's Cos. Inc.	3.750%	4/1/32	17,170	15,756
	Lowe's Cos. Inc.	5.150%	7/1/33	6,000	6,057
[2]	Marriott International Inc.	4.000%	4/15/28	5,974	5,770
	Marriott International Inc.	4.900%	4/15/29	6,500	6,440
[2]	Marriott International Inc.	4.625%	6/15/30	7,874	7,640
[2]	Marriott International Inc.	2.850%	4/15/31	9,901	8,437
[2]	Marriott International Inc.	3.500%	10/15/32	5,000	4,382
[2]	Marriott International Inc.	2.750%	10/15/33	1,000	809
	Masco Corp.	2.000%	10/1/30	2,849	2,267
	Masco Corp.	2.000%	2/15/31	4,315	3,450
[2]	McDonald's Corp.	3.800%	4/1/28	7,368	7,234
[2]	McDonald's Corp.	2.625%	9/1/29	8,856	8,041
[2]	McDonald's Corp.	2.125%	3/1/30	5,953	5,147
[2]	McDonald's Corp.	3.600%	7/1/30	8,028	7,618
[2]	McDonald's Corp.	4.600%	9/9/32	5,130	5,190
	MDC Holdings Inc.	3.850%	1/15/30	430	370
	MDC Holdings Inc.	2.500%	1/15/31	4,825	3,766
[4]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	12,500	11,407
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	3,975	5,041
[4]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,564
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,042
	NIKE Inc.	2.850%	3/27/30	10,942	10,061
	NVR Inc.	3.000%	5/15/30	3,969	3,495
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,312	1,299
	O'Reilly Automotive Inc.	3.900%	6/1/29	3,753	3,588
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,360	8,042
	O'Reilly Automotive Inc.	4.700%	6/15/32	5,440	5,363
	Owens Corning	3.950%	8/15/29	4,175	3,935
	Owens Corning	3.875%	6/1/30	2,219	2,051
	PulteGroup Inc.	6.375%	5/15/33	3,500	3,694
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	6,188
	Ross Stores Inc.	1.875%	4/15/31	3,150	2,540
	Stanley Black & Decker Inc.	4.250%	11/15/28	5,909	5,709
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,858	4,033
	Stanley Black & Decker Inc.	3.000%	5/15/32	2,325	1,949
	Starbucks Corp.	3.500%	3/1/28	6,378	6,133
	Starbucks Corp.	4.000%	11/15/28	5,015	4,899
	Starbucks Corp.	2.250%	3/12/30	9,010	7,754
	Starbucks Corp.	2.550%	11/15/30	9,264	8,050
	Starbucks Corp.	3.000%	2/14/32	5,484	4,862
	Tapestry Inc.	3.050%	3/15/32	3,325	2,697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TJX Cos. Inc.	1.150%	5/15/28	5,326	4,620
	TJX Cos. Inc.	3.875%	4/15/30	6,060	5,826
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,455	3,107
	Toyota Motor Corp.	3.669%	7/20/28	1,828	1,779
	Toyota Motor Corp.	2.760%	7/2/29	4,770	4,346
[2]	Toyota Motor Credit Corp.	1.900%	4/6/28	3,521	3,134
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,950	3,805
[2]	Toyota Motor Credit Corp.	4.450%	6/29/29	5,369	5,417
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	7,619	6,695
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,407	9,798
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	3,700	3,030
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,005	4,124
[2]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,020	3,413
	Toyota Motor Credit Corp.	4.700%	1/12/33	3,325	3,374
	Tractor Supply Co.	1.750%	11/1/30	4,940	3,922
	VF Corp.	2.950%	4/23/30	5,190	4,369
	Whirlpool Corp.	4.750%	2/26/29	8,243	8,164
	Whirlpool Corp.	2.400%	5/15/31	1,338	1,093
	Whirlpool Corp.	4.700%	5/14/32	2,292	2,193
	Whirlpool Corp.	5.500%	3/1/33	3,000	3,019
[2]	Yale University	1.482%	4/15/30	7,045	5,897
					783,173
Consumer Staples (2.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	4,938
	Altria Group Inc.	4.800%	2/14/29	4,196	4,167
	Altria Group Inc.	3.400%	5/6/30	8,358	7,439
	Altria Group Inc.	2.450%	2/4/32	13,598	10,704
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	14,522	14,315
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	26,404	26,971
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	23,563	22,226
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	4,039	4,180
	Archer-Daniels-Midland Co.	3.250%	3/27/30	5,642	5,255
	Archer-Daniels-Midland Co.	2.900%	3/1/32	4,160	3,694
	Avery Dennison Corp.	4.875%	12/6/28	5,481	5,449
	Avery Dennison Corp.	2.650%	4/30/30	5,814	4,964
	Avery Dennison Corp.	5.750%	3/15/33	6,000	6,239
	BAT Capital Corp.	3.462%	9/6/29	4,704	4,149
	BAT Capital Corp.	4.906%	4/2/30	4,721	4,554
	BAT Capital Corp.	2.726%	3/25/31	12,955	10,510
	BAT Capital Corp.	4.742%	3/16/32	7,370	6,850
	BAT Capital Corp.	7.750%	10/19/32	3,805	4,220
	Brown-Forman Corp.	4.750%	4/15/33	1,500	1,518
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	7,268	6,179
	Campbell Soup Co.	4.150%	3/15/28	3,320	3,252
	Campbell Soup Co.	2.375%	4/24/30	7,210	6,179
	Church & Dwight Co. Inc.	5.600%	11/15/32	8,200	8,796
	Clorox Co.	3.900%	5/15/28	200	195
	Clorox Co.	4.400%	5/1/29	2,688	2,657
	Clorox Co.	1.800%	5/15/30	6,010	4,972
	Clorox Co.	4.600%	5/1/32	5,070	5,036
	Coca-Cola Co.	1.000%	3/15/28	11,718	10,165
	Coca-Cola Co.	2.125%	9/6/29	4,407	3,957
	Coca-Cola Co.	3.450%	3/25/30	10,681	10,253
	Coca-Cola Co.	1.650%	6/1/30	14,474	12,249
	Coca-Cola Co.	2.000%	3/5/31	3,125	2,673
	Coca-Cola Co.	1.375%	3/15/31	22,589	18,424
	Coca-Cola Co.	2.250%	1/5/32	7,610	6,618
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	8,905	7,930
	Colgate-Palmolive Co.	3.250%	8/15/32	3,915	3,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colgate-Palmolive Co.	4.600%	3/1/33	5,000	5,187
	Conagra Brands Inc.	4.850%	11/1/28	9,814	9,786
	Constellation Brands Inc.	4.650%	11/15/28	6,213	6,199
	Constellation Brands Inc.	3.150%	8/1/29	7,189	6,576
	Constellation Brands Inc.	2.875%	5/1/30	901	790
	Constellation Brands Inc.	2.250%	8/1/31	6,549	5,379
	Constellation Brands Inc.	4.750%	5/9/32	9,100	8,992
	Costco Wholesale Corp.	1.600%	4/20/30	17,268	14,656
	Costco Wholesale Corp.	1.750%	4/20/32	7,585	6,230
	Diageo Capital plc	3.875%	5/18/28	4,338	4,240
	Diageo Capital plc	2.375%	10/24/29	8,750	7,707
	Diageo Capital plc	2.000%	4/29/30	2,285	1,947
	Diageo Capital plc	2.125%	4/29/32	2,890	2,399
	Diageo Capital plc	5.500%	1/24/33	5,000	5,419
	Dollar General Corp.	4.125%	5/1/28	4,160	4,054
	Dollar General Corp.	3.500%	4/3/30	10,335	9,507
	Dollar General Corp.	5.000%	11/1/32	4,499	4,508
	Dollar Tree Inc.	4.200%	5/15/28	9,177	8,930
	Dollar Tree Inc.	2.650%	12/1/31	6,510	5,443
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,786	5,118
	Estee Lauder Cos. Inc.	2.600%	4/15/30	8,507	7,618
	Estee Lauder Cos. Inc.	1.950%	3/15/31	5,192	4,364
	Flowers Foods Inc.	2.400%	3/15/31	3,795	3,167
	General Mills Inc.	4.200%	4/17/28	6,342	6,277
	General Mills Inc.	2.875%	4/15/30	5,725	5,139
	General Mills Inc.	4.950%	3/29/33	12,255	12,437
	Haleon US Capital LLC	3.375%	3/24/29	7,240	6,672
	Haleon US Capital LLC	3.625%	3/24/32	15,085	13,697
	Hershey Co.	2.450%	11/15/29	2,825	2,515
	Hershey Co.	1.700%	6/1/30	1,435	1,195
	Hormel Foods Corp.	1.700%	6/3/28	3,450	3,042
	Hormel Foods Corp.	1.800%	6/11/30	10,107	8,448
	Ingredion Inc.	2.900%	6/1/30	3,716	3,264
	J M Smucker Co.	2.375%	3/15/30	6,190	5,336
	J M Smucker Co.	2.125%	3/15/32	5,000	4,080
[4]	JBS USA LUX SA	5.500%	1/15/30	10,000	9,552
[4]	JBS USA LUX SA	3.750%	12/1/31	7,000	5,782
[4]	JBS USA LUX SA	3.625%	1/15/32	4,500	3,716
[4]	JBS USA LUX SA	5.750%	4/1/33	9,000	8,645
	Kellogg Co.	3.400%	11/15/27	5,699	5,437
	Kellogg Co.	4.300%	5/15/28	2,965	2,933
	Kellogg Co.	2.100%	6/1/30	2,950	2,472
[2]	Kellogg Co.	7.450%	4/1/31	5,197	5,990
[4]	Kenvue Inc.	5.000%	3/22/30	5,000	5,150
[4]	Kenvue Inc.	4.900%	3/22/33	12,000	12,394
	Keurig Dr Pepper Inc.	4.597%	5/25/28	5,400	5,388
	Keurig Dr Pepper Inc.	3.950%	4/15/29	10,570	10,134
	Keurig Dr Pepper Inc.	3.200%	5/1/30	6,356	5,796
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,260	2,734
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,269	10,675
	Kimberly-Clark Corp.	1.050%	9/15/27	5,857	5,134
	Kimberly-Clark Corp.	3.950%	11/1/28	2,772	2,747
	Kimberly-Clark Corp.	3.200%	4/25/29	5,845	5,538
	Kimberly-Clark Corp.	3.100%	3/26/30	4,697	4,356
	Kimberly-Clark Corp.	2.000%	11/2/31	5,030	4,245
	Kraft Heinz Foods Co.	3.750%	4/1/30	5,925	5,615
	Kraft Heinz Foods Co.	4.250%	3/1/31	8,752	8,479
	Kroger Co.	4.500%	1/15/29	4,538	4,515
[2]	Kroger Co.	7.700%	6/1/29	1,000	1,145
	Kroger Co.	2.200%	5/1/30	9,993	8,383

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kroger Co.	1.700%	1/15/31	4,166	3,320
McCormick & Co. Inc.	3.400%	8/15/27	5,278	5,005
McCormick & Co. Inc.	1.850%	2/15/31	6,876	5,516
Mondelez International Inc.	2.750%	4/13/30	7,508	6,662
Mondelez International Inc.	1.500%	2/4/31	3,863	3,082
Mondelez International Inc.	3.000%	3/17/32	6,785	5,973
Mondelez International Inc.	1.875%	10/15/32	5,975	4,780
PepsiCo Inc.	3.600%	2/18/28	4,620	4,532
PepsiCo Inc.	7.000%	3/1/29	975	1,135
PepsiCo Inc.	2.625%	7/29/29	7,248	6,653
PepsiCo Inc.	2.750%	3/19/30	15,385	14,049
PepsiCo Inc.	1.625%	5/1/30	16,453	13,913
PepsiCo Inc.	1.950%	10/21/31	9,315	7,853
PepsiCo Inc.	3.900%	7/18/32	15,030	14,692
Philip Morris International Inc.	3.375%	8/15/29	4,948	4,583
Philip Morris International Inc.	5.625%	11/17/29	9,490	9,919
Philip Morris International Inc.	2.100%	5/1/30	7,879	6,572
Philip Morris International Inc.	1.750%	11/1/30	1,432	1,153
Philip Morris International Inc.	5.750%	11/17/32	10,350	10,858
Philip Morris International Inc.	5.375%	2/15/33	17,625	18,010
Pilgrim's Pride Corp.	4.250%	4/15/31	5,973	5,213
Pilgrim's Pride Corp.	3.500%	3/1/32	9,346	7,507
Procter & Gamble Co.	3.000%	3/25/30	9,379	8,788
Procter & Gamble Co.	1.200%	10/29/30	17,355	14,193
Procter & Gamble Co.	1.950%	4/23/31	4,898	4,237
Procter & Gamble Co.	2.300%	2/1/32	3,535	3,129
Procter & Gamble Co.	4.050%	1/26/33	5,450	5,482
Sysco Corp.	2.400%	2/15/30	6,905	6,021
Sysco Corp.	5.950%	4/1/30	5,541	5,895
Sysco Corp.	2.450%	12/14/31	3,955	3,297
Target Corp.	3.375%	4/15/29	10,795	10,342
Target Corp.	2.350%	2/15/30	5,467	4,809
Target Corp.	2.650%	9/15/30	402	356
Target Corp.	4.500%	9/15/32	8,925	8,947
Target Corp.	4.400%	1/15/33	5,000	4,969
Tyson Foods Inc.	4.350%	3/1/29	7,588	7,367
Unilever Capital Corp.	2.125%	9/6/29	10,348	9,048
Unilever Capital Corp.	1.375%	9/14/30	4,998	4,072
Unilever Capital Corp.	1.750%	8/12/31	7,650	6,290
Unilever Capital Corp.	5.900%	11/15/32	2,000	2,240
Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,290	3,770
Walmart Inc.	3.700%	6/26/28	23,182	22,964
Walmart Inc.	1.500%	9/22/28	5,600	4,915
Walmart Inc.	3.250%	7/8/29	10,748	10,256
Walmart Inc.	2.375%	9/24/29	10,793	9,673
Walmart Inc.	1.800%	9/22/31	3,875	3,277
Walmart Inc.	4.150%	9/9/32	5,051	5,089
				953,226
Energy (2.4%)
Baker Hughes Holdings LLC	3.138%	11/7/29	4,970	4,462
Baker Hughes Holdings LLC	4.486%	5/1/30	7,375	7,218
Boardwalk Pipelines LP	4.800%	5/3/29	3,428	3,362
Boardwalk Pipelines LP	3.400%	2/15/31	2,993	2,612
Boardwalk Pipelines LP	3.600%	9/1/32	1,888	1,627
BP Capital Markets America Inc.	3.937%	9/21/28	11,223	10,985
BP Capital Markets America Inc.	4.234%	11/6/28	15,949	15,808
BP Capital Markets America Inc.	3.633%	4/6/30	12,942	12,301
BP Capital Markets America Inc.	1.749%	8/10/30	4,896	4,056
BP Capital Markets America Inc.	2.721%	1/12/32	17,833	15,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	4.812%	2/13/33	17,500	17,770
	BP Capital Markets plc	3.723%	11/28/28	5,857	5,680
	Burlington Resources LLC	7.200%	8/15/31	995	1,156
	Canadian Natural Resources Ltd.	2.950%	7/15/30	7,016	6,099
	Canadian Natural Resources Ltd.	7.200%	1/15/32	100	110
	Cenovus Energy Inc.	2.650%	1/15/32	4,175	3,447
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	11,617	10,697
	Cheniere Energy Inc.	4.625%	10/15/28	11,617	11,000
	Cheniere Energy Partners LP	4.500%	10/1/29	5,631	5,253
	Cheniere Energy Partners LP	4.000%	3/1/31	14,900	13,269
	Cheniere Energy Partners LP	3.250%	1/31/32	14,325	11,842
	Chevron Corp.	2.236%	5/11/30	11,575	10,235
	Chevron USA Inc.	3.250%	10/15/29	4,225	3,975
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	3,400	3,113
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	14,025	14,048
	CNOOC Petroleum North America ULC	7.875%	3/15/32	2,600	3,164
	ConocoPhillips	4.300%	8/15/28	4,307	4,277
	ConocoPhillips	2.400%	2/15/31	4,590	3,832
	ConocoPhillips	5.900%	10/15/32	1,161	1,291
	ConocoPhillips Co.	6.950%	4/15/29	10,478	11,816
	Coterra Energy Inc.	4.375%	3/15/29	5,320	5,062
	DCP Midstream Operating LP	5.125%	5/15/29	3,171	3,129
	DCP Midstream Operating LP	3.250%	2/15/32	5,824	4,928
	Devon Energy Corp.	5.875%	6/15/28	3,114	3,162
	Devon Energy Corp.	4.500%	1/15/30	5,042	4,816
	Devon Energy Corp.	7.875%	9/30/31	3,200	3,675
	Devon Energy Corp.	7.950%	4/15/32	1,114	1,298
	Diamondback Energy Inc.	3.500%	12/1/29	7,743	7,090
	Diamondback Energy Inc.	3.125%	3/24/31	9,602	8,316
	Diamondback Energy Inc.	6.250%	3/15/33	6,000	6,349
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,200	3,742
	Enbridge Inc.	3.125%	11/15/29	6,608	5,958
	Enbridge Inc.	5.700%	3/8/33	17,700	18,411
	Energy Transfer LP	4.950%	5/15/28	5,330	5,272
	Energy Transfer LP	4.950%	6/15/28	11,165	11,093
	Energy Transfer LP	5.250%	4/15/29	9,367	9,343
	Energy Transfer LP	4.150%	9/15/29	3,900	3,658
	Energy Transfer LP	3.750%	5/15/30	11,665	10,762
	Energy Transfer LP	5.750%	2/15/33	9,238	9,433
	Enterprise Products Operating LLC	4.150%	10/16/28	9,155	8,895
	Enterprise Products Operating LLC	3.125%	7/31/29	9,029	8,264
	Enterprise Products Operating LLC	2.800%	1/31/30	9,110	8,095
	Enterprise Products Operating LLC	5.350%	1/31/33	7,600	7,901
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	472	538
	EOG Resources Inc.	4.375%	4/15/30	6,801	6,785
	EQT Corp.	5.000%	1/15/29	6,950	6,603
	EQT Corp.	7.000%	2/1/30	9,196	9,656
	Exxon Mobil Corp.	2.440%	8/16/29	9,118	8,350
	Exxon Mobil Corp.	3.482%	3/19/30	16,725	15,980
	Exxon Mobil Corp.	2.610%	10/15/30	14,665	13,172
	Halliburton Co.	2.920%	3/1/30	4,498	4,010
	Helmerich & Payne Inc.	2.900%	9/29/31	4,375	3,623
	Hess Corp.	7.300%	8/15/31	4,146	4,615
	Hess Corp.	7.125%	3/15/33	1,055	1,167
	HF Sinclair Corp.	4.500%	10/1/30	3,123	2,830
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	330	376
	Kinder Morgan Inc.	4.300%	3/1/28	8,419	8,274
	Kinder Morgan Inc.	2.000%	2/15/31	7,210	5,819
[2]	Kinder Morgan Inc.	7.800%	8/1/31	1,300	1,489
	Kinder Morgan Inc.	4.800%	2/1/33	5,755	5,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Magellan Midstream Partners LP	3.250%	6/1/30	4,821	4,349
	Marathon Oil Corp.	6.800%	3/15/32	4,436	4,684
	Marathon Petroleum Corp.	3.800%	4/1/28	5,104	4,887
	MPLX LP	4.800%	2/15/29	7,690	7,611
	MPLX LP	2.650%	8/15/30	11,778	10,005
	MPLX LP	4.950%	9/1/32	4,450	4,359
	MPLX LP	5.000%	3/1/33	8,500	8,318
	NOV Inc.	3.600%	12/1/29	2,495	2,258
	ONEOK Inc.	4.550%	7/15/28	7,448	7,200
	ONEOK Inc.	4.350%	3/15/29	9,105	8,617
	ONEOK Inc.	3.400%	9/1/29	6,435	5,731
	ONEOK Inc.	3.100%	3/15/30	3,590	3,143
	ONEOK Inc.	6.350%	1/15/31	995	1,039
	ONEOK Inc.	6.100%	11/15/32	7,705	7,980
	Ovintiv Inc.	7.200%	11/1/31	2,745	2,932
	Ovintiv Inc.	7.375%	11/1/31	4,615	4,990
	Phillips 66	3.900%	3/15/28	1,972	1,899
	Phillips 66	2.150%	12/15/30	7,163	5,913
	Phillips 66	5.300%	6/30/33	3,000	3,039
[4]	Phillips 66 Co.	3.150%	12/15/29	5,235	4,723
	Pioneer Natural Resources Co.	1.900%	8/15/30	10,052	8,172
	Pioneer Natural Resources Co.	2.150%	1/15/31	8,299	6,820
	Plains All American Pipeline LP	3.550%	12/15/29	7,483	6,692
	Plains All American Pipeline LP	3.800%	9/15/30	5,786	5,161
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,906	2,793
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	19,418	18,758
	Schlumberger Investment SA	2.650%	6/26/30	13,048	11,553
	Shell International Finance BV	3.875%	11/13/28	7,445	7,332
	Shell International Finance BV	2.375%	11/7/29	14,206	12,607
	Shell International Finance BV	2.750%	4/6/30	13,441	12,262
	Suncor Energy Inc.	7.150%	2/1/32	4,250	4,700
	Targa Resources Corp.	4.200%	2/1/33	5,975	5,366
	Targa Resources Corp.	6.125%	3/15/33	6,900	7,138
	Targa Resources Partners LP	6.875%	1/15/29	5,100	5,219
	Targa Resources Partners LP	5.500%	3/1/30	7,000	6,830
	Targa Resources Partners LP	4.875%	2/1/31	7,275	6,858
	Targa Resources Partners LP	4.000%	1/15/32	7,355	6,432
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	2,233	2,428
	Tosco Corp.	8.125%	2/15/30	2,619	3,117
	TotalEnergies Capital International SA	3.455%	2/19/29	9,355	8,931
	TotalEnergies Capital International SA	2.829%	1/10/30	6,477	5,906
	TotalEnergies Capital SA	3.883%	10/11/28	8,641	8,514
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,247	9,944
	TransCanada PipeLines Ltd.	4.100%	4/15/30	12,875	12,102
	TransCanada PipeLines Ltd.	2.500%	10/12/31	13,101	10,709
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,005	3,835
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,743	9,735
	Valero Energy Corp.	4.350%	6/1/28	6,042	5,923
	Valero Energy Corp.	2.800%	12/1/31	8,593	7,228
	Valero Energy Corp.	7.500%	4/15/32	3,200	3,676
	Valero Energy Partners LP	4.500%	3/15/28	2,505	2,474
	Western Midstream Operating LP	4.750%	8/15/28	532	507
	Western Midstream Operating LP	4.300%	2/1/30	4,893	4,450
	Williams Cos. Inc.	3.500%	11/15/30	9,680	8,779
[2]	Williams Cos. Inc.	7.500%	1/15/31	1,311	1,460
	Williams Cos. Inc.	2.600%	3/15/31	12,607	10,579
	Williams Cos. Inc.	8.750%	3/15/32	3,064	3,677
	Williams Cos. Inc.	4.650%	8/15/32	5,914	5,698
					845,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (11.1%)
[2]	Aegon NV	5.500%	4/11/48	4,500	4,255
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,050	967
	AerCap Ireland Capital DAC	3.000%	10/29/28	31,342	27,331
	AerCap Ireland Capital DAC	3.300%	1/30/32	31,679	26,163
	Affiliated Managers Group Inc.	3.300%	6/15/30	7,160	6,211
	Aflac Inc.	3.600%	4/1/30	10,242	9,630
	Air Lease Corp.	2.100%	9/1/28	7,840	6,546
	Air Lease Corp.	4.625%	10/1/28	3,671	3,489
	Air Lease Corp.	3.250%	10/1/29	4,130	3,620
[2]	Air Lease Corp.	3.000%	2/1/30	4,918	4,197
	Air Lease Corp.	3.125%	12/1/30	3,743	3,177
[2]	Air Lease Corp.	2.875%	1/15/32	4,135	3,412
	Alleghany Corp.	3.625%	5/15/30	4,635	4,379
	Allstate Corp.	1.450%	12/15/30	4,017	3,127
	Allstate Corp.	5.250%	3/30/33	3,400	3,436
	Ally Financial Inc.	2.200%	11/2/28	10,603	8,415
[2]	Ally Financial Inc.	8.000%	11/1/31	19,787	20,691
	American Express Co.	4.989%	5/26/33	6,544	6,432
	American Express Co.	4.420%	8/3/33	15,241	14,612
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,099
	American International Group Inc.	4.200%	4/1/28	2,193	2,140
	American International Group Inc.	3.400%	6/30/30	4,148	3,718
	American International Group Inc.	5.125%	3/27/33	3,226	3,202
[2]	American International Group Inc.	5.750%	4/1/48	4,875	4,430
	Ameriprise Financial Inc.	4.500%	5/13/32	4,490	4,277
	Aon Corp.	4.500%	12/15/28	620	610
	Aon Corp.	3.750%	5/2/29	5,767	5,509
	Aon Corp.	2.800%	5/15/30	10,513	9,296
	Aon Corp.	2.600%	12/2/31	5,040	4,229
	Aon Corp.	5.000%	9/12/32	5,035	5,079
	Aon Corp.	5.350%	2/28/33	1,940	2,007
	Ares Capital Corp.	2.875%	6/15/28	7,946	6,560
	Ares Capital Corp.	3.200%	11/15/31	5,990	4,544
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,646	2,950
	Arthur J Gallagher & Co.	5.500%	3/2/33	4,665	4,758
	Assurant Inc.	4.900%	3/27/28	3,625	3,559
	Assurant Inc.	3.700%	2/22/30	2,820	2,498
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	3,615	3,104
	Athene Holding Ltd.	6.150%	4/3/30	8,461	8,452
	Athene Holding Ltd.	3.500%	1/15/31	7,708	6,424
	AXA SA	8.600%	12/15/30	5,056	6,074
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,430	1,341
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,467	2,758
	Banco Santander SA	4.379%	4/12/28	7,050	6,676
	Banco Santander SA	3.306%	6/27/29	8,631	7,723
	Banco Santander SA	3.490%	5/28/30	17,566	15,393
	Banco Santander SA	2.749%	12/3/30	7,819	6,114
	Banco Santander SA	2.958%	3/25/31	8,348	6,856
	Banco Santander SA	3.225%	11/22/32	50	39
[2]	Bank of America Corp.	4.250%	10/22/26	87	84
[2]	Bank of America Corp.	3.970%	3/5/29	4,272	4,046
[2]	Bank of America Corp.	2.087%	6/14/29	16,663	14,337
[2]	Bank of America Corp.	4.271%	7/23/29	36,148	34,791
[2]	Bank of America Corp.	3.974%	2/7/30	24,179	22,641
[2]	Bank of America Corp.	3.194%	7/23/30	9,000	7,995
[2]	Bank of America Corp.	2.884%	10/22/30	7,698	6,695
[2]	Bank of America Corp.	2.496%	2/13/31	32,312	27,384
[2]	Bank of America Corp.	2.592%	4/29/31	20,496	17,360
[2]	Bank of America Corp.	1.898%	7/23/31	17,395	13,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of America Corp.	1.922%	10/24/31	20,256	16,175
[2]	Bank of America Corp.	2.651%	3/11/32	15,008	12,539
	Bank of America Corp.	2.687%	4/22/32	54,205	45,262
	Bank of America Corp.	2.299%	7/21/32	40,858	32,923
	Bank of America Corp.	2.572%	10/20/32	18,583	15,190
[2]	Bank of America Corp.	2.972%	2/4/33	41,484	34,962
	Bank of America Corp.	4.571%	4/27/33	16,416	15,617
[2]	Bank of America Corp.	5.015%	7/22/33	28,816	28,464
	Bank of America Corp.	2.482%	9/21/36	17,858	13,528
	Bank of America Corp.	3.846%	3/8/37	19,267	16,540
	Bank of Montreal	3.088%	1/10/37	9,163	7,318
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	7,830	7,431
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	290	280
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	745	649
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	11,458	10,540
[2]	Bank of New York Mellon Corp.	1.800%	7/28/31	1,920	1,515
	Bank of New York Mellon Corp.	2.500%	1/26/32	3,340	2,761
[2]	Bank of New York Mellon Corp.	4.289%	6/13/33	10,000	9,579
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	23,562	25,168
	Bank of New York Mellon Corp.	4.706%	2/1/34	2,150	2,127
	Bank of Nova Scotia	2.150%	8/1/31	4,480	3,626
	Bank of Nova Scotia	2.450%	2/2/32	5,570	4,601
	Bank of Nova Scotia	4.588%	5/4/37	9,154	8,122
	BankUnited Inc.	5.125%	6/11/30	4,510	3,798
	Barclays plc	4.836%	5/9/28	19,678	18,593
[2]	Barclays plc	4.972%	5/16/29	14,033	13,535
[2]	Barclays plc	5.088%	6/20/30	9,919	9,248
	Barclays plc	2.645%	6/24/31	7,473	6,031
	Barclays plc	2.667%	3/10/32	3,512	2,772
	Barclays plc	2.894%	11/24/32	9,880	7,872
	Barclays plc	5.746%	8/9/33	5,975	5,855
	Barclays plc	7.437%	11/2/33	15,278	16,873
	Barclays plc	3.564%	9/23/35	16,016	12,580
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,278	5,392
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,154	3,422
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	2,974	2,677
	BlackRock Inc.	3.250%	4/30/29	9,608	9,147
	BlackRock Inc.	2.400%	4/30/30	8,355	7,336
	BlackRock Inc.	1.900%	1/28/31	5,561	4,661
	BlackRock Inc.	2.100%	2/25/32	5,564	4,649
	Blackstone Private Credit Fund	4.000%	1/15/29	3,525	2,957
	Blackstone Secured Lending Fund	2.850%	9/30/28	4,885	3,976
	Brighthouse Financial Inc.	5.625%	5/15/30	6,020	5,792
	Brookfield Finance Inc.	4.850%	3/29/29	7,850	7,573
	Brookfield Finance Inc.	4.350%	4/15/30	8,412	7,846
	Brookfield Finance Inc.	2.724%	4/15/31	4,200	3,488
	Brown & Brown Inc.	4.500%	3/15/29	3,215	3,104
	Brown & Brown Inc.	2.375%	3/15/31	4,689	3,755
	Brown & Brown Inc.	4.200%	3/17/32	7,215	6,501
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	8,747	7,961
	Capital One Financial Corp.	1.878%	11/2/27	200	172
	Capital One Financial Corp.	3.800%	1/31/28	6,941	6,364
	Capital One Financial Corp.	5.468%	2/1/29	3,175	3,095
	Capital One Financial Corp.	3.273%	3/1/30	3,456	2,968
	Capital One Financial Corp.	5.247%	7/26/30	300	285
	Capital One Financial Corp.	2.359%	7/29/32	7,215	5,151
	Capital One Financial Corp.	2.618%	11/2/32	4,290	3,301
	Capital One Financial Corp.	5.268%	5/10/33	6,168	5,790
	Capital One Financial Corp.	5.817%	2/1/34	15,427	14,995
	Cboe Global Markets Inc.	1.625%	12/15/30	4,905	3,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	3.200%	1/25/28	3,413	3,123
	Charles Schwab Corp.	2.000%	3/20/28	6,635	5,700
	Charles Schwab Corp.	4.000%	2/1/29	8,423	8,049
	Charles Schwab Corp.	3.250%	5/22/29	6,218	5,537
	Charles Schwab Corp.	2.750%	10/1/29	5,239	4,533
	Charles Schwab Corp.	4.625%	3/22/30	1,390	1,340
	Charles Schwab Corp.	2.300%	5/13/31	14,544	11,734
	Charles Schwab Corp.	2.900%	3/3/32	9,467	7,899
	Chubb INA Holdings Inc.	1.375%	9/15/30	12,773	10,331
	CI Financial Corp.	3.200%	12/17/30	9,275	7,141
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	3,225	3,580
	Citigroup Inc.	4.450%	9/29/27	16,484	15,986
	Citigroup Inc.	6.625%	1/15/28	985	1,061
	Citigroup Inc.	4.125%	7/25/28	5,297	5,014
[2]	Citigroup Inc.	4.075%	4/23/29	8,609	8,204
[2]	Citigroup Inc.	3.980%	3/20/30	25,227	23,559
[2]	Citigroup Inc.	2.976%	11/5/30	14,732	12,911
[2]	Citigroup Inc.	2.666%	1/29/31	19,243	16,439
[2]	Citigroup Inc.	4.412%	3/31/31	48,243	45,894
[2]	Citigroup Inc.	2.572%	6/3/31	26,597	22,448
	Citigroup Inc.	2.561%	5/1/32	890	737
	Citigroup Inc.	6.625%	6/15/32	965	1,034
	Citigroup Inc.	2.520%	11/3/32	11,042	9,023
	Citigroup Inc.	3.057%	1/25/33	16,317	13,847
	Citigroup Inc.	3.785%	3/17/33	41,525	37,236
	Citigroup Inc.	4.910%	5/24/33	23,905	23,429
	Citigroup Inc.	6.270%	11/17/33	18,145	19,625
	Citizens Financial Group Inc.	2.500%	2/6/30	4,319	3,411
	Citizens Financial Group Inc.	3.250%	4/30/30	6,674	5,531
	Citizens Financial Group Inc.	2.638%	9/30/32	750	533
	Citizens Financial Group Inc.	5.641%	5/21/37	2,000	1,842
	CME Group Inc.	3.750%	6/15/28	4,850	4,755
	CME Group Inc.	2.650%	3/15/32	5,075	4,397
	CNA Financial Corp.	3.900%	5/1/29	5,602	5,287
	CNA Financial Corp.	2.050%	8/15/30	2,725	2,221
	CNO Financial Group Inc.	5.250%	5/30/29	2,243	2,167
	Comerica Inc.	4.000%	2/1/29	1,512	1,197
[4]	Corebridge Financial Inc.	3.850%	4/5/29	8,853	8,075
[4]	Corebridge Financial Inc.	3.900%	4/5/32	16,205	14,018
[4]	Credit Suisse Group AG	6.537%	8/12/33	435	448
	Credit Suisse USA Inc.	7.125%	7/15/32	5,165	5,728
	Deutsche Bank AG	5.882%	7/8/31	2,203	1,916
[2]	Deutsche Bank AG	3.547%	9/18/31	16,256	13,335
	Deutsche Bank AG	3.729%	1/14/32	9,651	7,209
	Deutsche Bank AG	3.035%	5/28/32	832	644
	Deutsche Bank AG	3.742%	1/7/33	12,932	9,394
	Deutsche Bank AG	7.079%	2/10/34	11,500	10,652
[2]	Discover Bank	4.650%	9/13/28	8,376	7,935
[2]	Discover Bank	2.700%	2/6/30	6,364	5,146
	Discover Financial Services	6.700%	11/29/32	5,475	5,651
	Enstar Group Ltd.	4.950%	6/1/29	12,125	11,344
	Enstar Group Ltd.	3.100%	9/1/31	1,276	987
	Equitable Holdings Inc.	7.000%	4/1/28	2,784	3,017
	Equitable Holdings Inc.	4.350%	4/20/28	9,001	8,653
	Equitable Holdings Inc.	5.594%	1/11/33	4,125	4,046
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,118	4,035
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,980	5,638
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,280	3,592
[4]	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	5,550	5,460
	Fidelity National Financial Inc.	4.500%	8/15/28	4,577	4,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fidelity National Financial Inc.	3.400%	6/15/30	7,088	6,211
	Fifth Third Bancorp	4.772%	7/28/30	3,880	3,581
	Fifth Third Bancorp	4.337%	4/25/33	4,980	4,361
	First American Financial Corp.	4.000%	5/15/30	4,277	3,854
	First American Financial Corp.	2.400%	8/15/31	5,127	3,969
[2]	First Horizon Bank	5.750%	5/1/30	5,000	4,695
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	2,673	2,604
	Franklin Resources Inc.	1.600%	10/30/30	4,307	3,397
	FS KKR Capital Corp.	3.125%	10/12/28	4,220	3,444
	GATX Corp.	3.500%	3/15/28	2,396	2,210
	GATX Corp.	4.550%	11/7/28	4,144	4,060
	GATX Corp.	4.700%	4/1/29	1,760	1,716
	GATX Corp.	4.000%	6/30/30	5,336	4,908
	GE Capital Funding LLC	4.550%	5/15/32	5,069	4,972
	Globe Life Inc.	4.550%	9/15/28	6,211	6,170
	Globe Life Inc.	2.150%	8/15/30	4,195	3,398
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	22,062	20,753
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	26,937	25,707
	Goldman Sachs Group Inc.	2.600%	2/7/30	2,705	2,323
	Goldman Sachs Group Inc.	3.800%	3/15/30	18,660	17,380
	Goldman Sachs Group Inc.	1.992%	1/27/32	18,805	14,999
	Goldman Sachs Group Inc.	2.615%	4/22/32	38,635	32,182
	Goldman Sachs Group Inc.	2.383%	7/21/32	26,466	21,530
	Goldman Sachs Group Inc.	2.650%	10/21/32	27,946	23,046
	Goldman Sachs Group Inc.	6.125%	2/15/33	4,237	4,558
	Goldman Sachs Group Inc.	3.102%	2/24/33	32,430	27,795
	Hanover Insurance Group Inc.	2.500%	9/1/30	3,223	2,581
	Hartford Financial Services Group Inc.	2.800%	8/19/29	5,415	4,763
	HSBC Holdings plc	1.589%	5/24/27	275	242
[2]	HSBC Holdings plc	4.583%	6/19/29	32,151	30,581
	HSBC Holdings plc	2.206%	8/17/29	12,134	10,202
	HSBC Holdings plc	4.950%	3/31/30	23,362	22,916
[2]	HSBC Holdings plc	3.973%	5/22/30	25,305	22,869
[2]	HSBC Holdings plc	2.848%	6/4/31	13,013	10,934
[2]	HSBC Holdings plc	2.357%	8/18/31	13,575	10,952
[2]	HSBC Holdings plc	7.625%	5/17/32	1,314	1,400
	HSBC Holdings plc	2.804%	5/24/32	12,404	10,136
	HSBC Holdings plc	2.871%	11/22/32	24,054	19,593
	HSBC Holdings plc	4.762%	3/29/33	13,868	12,645
	HSBC Holdings plc	5.402%	8/11/33	23,580	23,306
	HSBC Holdings plc	8.113%	11/3/33	10,100	11,279
	HSBC Holdings plc	6.254%	3/9/34	13,594	14,211
	Huntington Bancshares Inc.	2.550%	2/4/30	8,400	6,651
	Huntington Bancshares Inc.	5.023%	5/17/33	3,340	3,054
	Huntington Bancshares Inc.	2.487%	8/15/36	4,734	3,312
	ING Groep NV	4.550%	10/2/28	9,791	9,396
	ING Groep NV	4.050%	4/9/29	7,063	6,628
	ING Groep NV	2.727%	4/1/32	2,292	1,886
	ING Groep NV	4.252%	3/28/33	11,462	10,472
	Intercontinental Exchange Inc.	3.100%	9/15/27	1	—
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,515	4,341
	Intercontinental Exchange Inc.	4.350%	6/15/29	9,550	9,439
	Intercontinental Exchange Inc.	2.100%	6/15/30	12,871	10,898
	Intercontinental Exchange Inc.	1.850%	9/15/32	12,355	9,737
	Intercontinental Exchange Inc.	4.600%	3/15/33	11,024	10,934
	Jackson Financial Inc.	3.125%	11/23/31	4,208	3,459
	Jefferies Financial Group Inc.	4.150%	1/23/30	5,838	5,345
	Jefferies Financial Group Inc.	2.625%	10/15/31	12,982	10,044
	JPMorgan Chase & Co.	4.250%	10/1/27	8,022	7,870
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	18,983	18,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	2.069%	6/1/29	13,635	11,808
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	19,314	18,652
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	31,359	30,463
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	20,371	18,953
	JPMorgan Chase & Co.	4.565%	6/14/30	4,395	4,278
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	18,147	15,836
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	24,459	23,782
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	20,319	17,379
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	27,892	24,020
	JPMorgan Chase & Co.	1.764%	11/19/31	7,642	6,095
	JPMorgan Chase & Co.	1.953%	2/4/32	24,189	19,461
	JPMorgan Chase & Co.	2.580%	4/22/32	43,512	36,651
	JPMorgan Chase & Co.	2.545%	11/8/32	23,748	19,713
	JPMorgan Chase & Co.	2.963%	1/25/33	28,603	24,483
	JPMorgan Chase & Co.	4.586%	4/26/33	15,895	15,403
	JPMorgan Chase & Co.	4.912%	7/25/33	30,139	29,966
	JPMorgan Chase & Co.	5.717%	9/14/33	25,982	26,510
	Kemper Corp.	2.400%	9/30/30	4,065	3,252
	Kemper Corp.	3.800%	2/23/32	2,250	1,935
[2]	KeyBank NA	4.900%	8/8/32	6,350	5,570
	KeyBank NA	5.000%	1/26/33	7,125	6,616
[2]	KeyCorp	4.100%	4/30/28	6,085	5,458
[2]	KeyCorp	2.550%	10/1/29	4,673	3,736
[2]	KeyCorp	4.789%	6/1/33	8,230	7,378
	Lazard Group LLC	4.500%	9/19/28	3,692	3,538
	Lazard Group LLC	4.375%	3/11/29	5,300	5,022
	Lincoln National Corp.	3.800%	3/1/28	3,525	3,194
	Lincoln National Corp.	3.050%	1/15/30	4,858	3,990
	Lincoln National Corp.	3.400%	1/15/31	4,152	3,392
	Lloyds Banking Group plc	4.650%	3/24/26	103	98
	Lloyds Banking Group plc	4.375%	3/22/28	3,683	3,504
	Lloyds Banking Group plc	4.550%	8/16/28	4,340	4,120
[2]	Lloyds Banking Group plc	3.574%	11/7/28	301	275
	Lloyds Banking Group plc	4.976%	8/11/33	8,651	8,286
	Lloyds Banking Group plc	7.953%	11/15/33	7,465	8,254
	Loews Corp.	3.200%	5/15/30	3,231	2,904
	M&T Bank Corp.	5.053%	1/27/34	7,640	7,069
	Manulife Financial Corp.	3.703%	3/16/32	4,890	4,515
	Markel Corp.	3.350%	9/17/29	2,500	2,266
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	15,606	15,499
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	6,606	5,574
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	3,715	3,072
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	4,880	5,233
	Mastercard Inc.	2.950%	6/1/29	10,489	9,741
	Mastercard Inc.	3.350%	3/26/30	13,635	12,978
	Mastercard Inc.	1.900%	3/15/31	2,660	2,257
	Mastercard Inc.	2.000%	11/18/31	6,354	5,362
	Mastercard Inc.	4.850%	3/9/33	6,000	6,232
	MetLife Inc.	4.550%	3/23/30	7,195	7,087
	MetLife Inc.	6.500%	12/15/32	5,477	6,095
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	12,036	11,595
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,898	4,774
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	13,516	12,647
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	13,901	12,414
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	8,610	7,323
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	7,790	6,347
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	26,705	21,397
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	3,930	3,244
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	4,422	4,075
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	18,150	17,903

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	6,628	6,697
	Mizuho Financial Group Inc.	5.667%	5/27/29	8,000	8,106
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	6,244	5,895
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,735	5,921
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	6,096	5,253
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	3,500	2,912
	Mizuho Financial Group Inc.	5.739%	5/27/31	4,062	4,144
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	12,145	9,879
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,902	7,027
	Mizuho Financial Group Inc.	2.564%	9/13/31	6,593	5,190
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,173	924
	Mizuho Financial Group Inc.	5.669%	9/13/33	7,051	7,161
[2]	Morgan Stanley	3.772%	1/24/29	8,567	8,117
[2]	Morgan Stanley	4.431%	1/23/30	27,479	26,448
[2]	Morgan Stanley	2.699%	1/22/31	27,405	23,593
[2]	Morgan Stanley	3.622%	4/1/31	26,158	23,947
[2]	Morgan Stanley	1.794%	2/13/32	15,615	12,260
[2]	Morgan Stanley	1.928%	4/28/32	12,690	10,034
[2]	Morgan Stanley	2.239%	7/21/32	32,127	25,843
[2]	Morgan Stanley	2.511%	10/20/32	22,412	18,344
	Morgan Stanley	2.943%	1/21/33	15,287	12,957
	Morgan Stanley	4.889%	7/20/33	15,439	15,154
	Morgan Stanley	6.342%	10/18/33	30,720	33,586
	Morgan Stanley	2.484%	9/16/36	24,098	18,225
	Morgan Stanley	5.297%	4/20/37	15,625	14,727
	Morgan Stanley	5.948%	1/19/38	15,234	15,115
	Morgan Stanley Domestic Holdings Inc.	4.500%	6/20/28	3,806	3,762
	Nasdaq Inc.	1.650%	1/15/31	2,722	2,159
[2]	NatWest Group plc	4.892%	5/18/29	17,720	17,047
[2]	NatWest Group plc	5.076%	1/27/30	13,239	12,859
[2]	NatWest Group plc	4.445%	5/8/30	8,455	7,919
	NatWest Group plc	6.016%	3/2/34	2,409	2,492
[2]	NatWest Group plc	3.032%	11/28/35	3,597	2,745
	Nomura Holdings Inc.	2.172%	7/14/28	6,463	5,406
	Nomura Holdings Inc.	2.710%	1/22/29	3,980	3,376
	Nomura Holdings Inc.	5.605%	7/6/29	5,195	5,122
	Nomura Holdings Inc.	3.103%	1/16/30	17,645	14,891
	Nomura Holdings Inc.	2.679%	7/16/30	4,450	3,598
	Nomura Holdings Inc.	2.608%	7/14/31	3,170	2,485
	Nomura Holdings Inc.	2.999%	1/22/32	6,325	5,061
	Nomura Holdings Inc.	6.181%	1/18/33	4,425	4,493
	Northern Trust Corp.	3.650%	8/3/28	5,775	5,527
	Northern Trust Corp.	3.150%	5/3/29	4,683	4,318
	Northern Trust Corp.	1.950%	5/1/30	2,776	2,316
	Northern Trust Corp.	6.125%	11/2/32	9,550	10,176
	ORIX Corp.	2.250%	3/9/31	4,550	3,708
	ORIX Corp.	4.000%	4/13/32	3,683	3,380
	ORIX Corp.	5.200%	9/13/32	3,769	3,783
	Owl Rock Capital Corp.	2.875%	6/11/28	5,295	4,296
	PartnerRe Finance B LLC	3.700%	7/2/29	3,965	3,696
	PartnerRe Finance B LLC	4.500%	10/1/50	3,750	3,139
[2]	PNC Bank NA	4.050%	7/26/28	13,023	12,320
[2]	PNC Bank NA	2.700%	10/22/29	6,265	5,381
	PNC Financial Services Group Inc.	3.450%	4/23/29	17,920	16,629
	PNC Financial Services Group Inc.	2.550%	1/22/30	9,316	7,947
	PNC Financial Services Group Inc.	4.626%	6/6/33	2,125	1,969
	PNC Financial Services Group Inc.	6.037%	10/28/33	17,357	18,273
	PNC Financial Services Group Inc.	5.068%	1/24/34	5,000	4,936
	Primerica Inc.	2.800%	11/19/31	5,000	4,210
	Principal Financial Group Inc.	3.700%	5/15/29	3,296	3,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Principal Financial Group Inc.	2.125%	6/15/30	3,653	3,045
	Principal Financial Group Inc.	5.375%	3/15/33	3,000	3,001
	Progressive Corp.	3.200%	3/26/30	9,362	8,575
	Progressive Corp.	3.000%	3/15/32	1,895	1,694
[2]	Prudential Financial Inc.	3.878%	3/27/28	2,461	2,380
[2]	Prudential Financial Inc.	2.100%	3/10/30	2,070	1,758
[2]	Prudential Financial Inc.	5.700%	9/15/48	5,042	4,668
[2]	Prudential Financial Inc.	3.700%	10/1/50	9,411	7,715
	Prudential Financial Inc.	5.125%	3/1/52	6,436	5,705
	Prudential Financial Inc.	6.000%	9/1/52	7,647	7,165
	Prudential Funding Asia plc	3.125%	4/14/30	5,360	4,729
	Prudential Funding Asia plc	3.625%	3/24/32	2,700	2,456
	Raymond James Financial Inc.	4.650%	4/1/30	9,140	9,020
	Regions Financial Corp.	1.800%	8/12/28	5,435	4,456
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,259	5,864
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	4,475
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	3,185	2,940
[2]	Royal Bank of Canada	2.300%	11/3/31	19,584	16,222
	Royal Bank of Canada	3.875%	5/4/32	550	512
[2]	Royal Bank of Canada	5.000%	2/1/33	18,782	19,004
	Santander UK Group Holdings plc	2.896%	3/15/32	7,950	6,448
[2]	State Street Corp.	4.141%	12/3/29	5,676	5,444
	State Street Corp.	2.400%	1/24/30	12,741	11,050
	State Street Corp.	2.200%	3/3/31	7,224	5,947
	State Street Corp.	3.152%	3/30/31	1,915	1,709
	State Street Corp.	4.164%	8/4/33	7,487	7,047
	State Street Corp.	4.821%	1/26/34	6,040	6,002
[2]	State Street Corp.	3.031%	11/1/34	4,164	3,602
	Stewart Information Services Corp.	3.600%	11/15/31	3,630	2,856
	Stifel Financial Corp.	4.000%	5/15/30	4,248	3,722
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,137	3,832
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,995	7,537
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,715	2,629
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	19,705	17,428
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,464	4,775
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,315	8,021
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	22,280	19,195
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	11,444	9,314
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	7,631	6,071
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	8,398	6,700
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	6,469	6,760
	Synchrony Financial	5.150%	3/19/29	8,340	7,341
	Synchrony Financial	2.875%	10/28/31	844	602
[2]	Toronto-Dominion Bank	2.000%	9/10/31	8,039	6,470
[2]	Toronto-Dominion Bank	2.450%	1/12/32	6,005	4,981
[2]	Toronto-Dominion Bank	3.200%	3/10/32	15,348	13,500
	Toronto-Dominion Bank	4.456%	6/8/32	17,173	16,637
[2]	Truist Bank	2.250%	3/11/30	10,287	8,444
[2]	Truist Financial Corp.	3.875%	3/19/29	7,298	6,572
[2]	Truist Financial Corp.	1.950%	6/5/30	8,600	6,940
[2]	Truist Financial Corp.	4.916%	7/28/33	5,200	4,847
[2]	Truist Financial Corp.	6.123%	10/28/33	10,050	10,529
[2]	Truist Financial Corp.	5.122%	1/26/34	7,800	7,598
	Unum Group	4.000%	6/15/29	2,345	2,193
[2]	US Bancorp	3.900%	4/26/28	4,605	4,406
[2]	US Bancorp	3.000%	7/30/29	7,671	6,694
[2]	US Bancorp	1.375%	7/22/30	7,928	6,208
[2]	US Bancorp	2.677%	1/27/33	3,560	2,946
[2]	US Bancorp	4.967%	7/22/33	10,139	9,615
	US Bancorp	5.850%	10/21/33	14,255	14,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	4.839%	2/1/34	14,757	14,306
	US Bancorp	2.491%	11/3/36	9,712	7,512
	Visa Inc.	2.050%	4/15/30	10,580	9,236
	Visa Inc.	1.100%	2/15/31	8,800	7,027
	Webster Financial Corp.	4.100%	3/25/29	2,575	2,330
[2]	Wells Fargo & Co.	4.150%	1/24/29	16,878	16,147
[2]	Wells Fargo & Co.	2.879%	10/30/30	32,260	27,995
[2]	Wells Fargo & Co.	2.572%	2/11/31	24,506	20,792
[2]	Wells Fargo & Co.	4.478%	4/4/31	27,125	25,965
[2]	Wells Fargo & Co.	3.350%	3/2/33	30,568	26,492
[2]	Wells Fargo & Co.	4.897%	7/25/33	23,909	23,321
	Western Union Co.	2.750%	3/15/31	3,000	2,396
	Westpac Banking Corp.	1.150%	6/3/26	83	74
	Westpac Banking Corp.	3.400%	1/25/28	2,477	2,354
	Westpac Banking Corp.	1.953%	11/20/28	12,314	10,723
	Westpac Banking Corp.	2.650%	1/16/30	3,205	2,858
	Westpac Banking Corp.	5.405%	8/10/33	2,705	2,593
	Westpac Banking Corp.	4.110%	7/24/34	13,382	11,967
	Westpac Banking Corp.	2.668%	11/15/35	13,725	10,707
	Westpac Banking Corp.	3.020%	11/18/36	11,330	8,853
	Willis North America Inc.	4.500%	9/15/28	4,674	4,522
	Willis North America Inc.	2.950%	9/15/29	4,177	3,661
	Wintrust Financial Corp.	4.850%	6/6/29	2,578	2,385
	Zions Bancorp NA	3.250%	10/29/29	4,352	3,038
					3,902,164
Health Care (3.4%)
	Abbott Laboratories	1.400%	6/30/30	5,195	4,337
	AbbVie Inc.	4.250%	11/14/28	15,055	14,967
	AbbVie Inc.	3.200%	11/21/29	44,545	41,319
	Adventist Health System	2.952%	3/1/29	2,524	2,227
	Adventist Health System	5.430%	3/1/32	3,000	3,015
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	3,280	3,161
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,135	1,808
	Agilent Technologies Inc.	2.750%	9/15/29	4,031	3,613
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	3,615
	Agilent Technologies Inc.	2.300%	3/12/31	6,775	5,668
	AmerisourceBergen Corp.	2.800%	5/15/30	3,493	3,065
	AmerisourceBergen Corp.	2.700%	3/15/31	10,742	9,209
	Amgen Inc.	1.650%	8/15/28	7,224	6,273
	Amgen Inc.	4.050%	8/18/29	5,905	5,705
	Amgen Inc.	2.450%	2/21/30	12,616	10,993
	Amgen Inc.	5.250%	3/2/30	25,000	25,543
	Amgen Inc.	2.300%	2/25/31	12,475	10,498
	Amgen Inc.	2.000%	1/15/32	5,931	4,831
	Amgen Inc.	3.350%	2/22/32	10,739	9,681
	Amgen Inc.	5.250%	3/2/33	41,000	42,108
[2]	Ascension Health	2.532%	11/15/29	5,460	4,795
	AstraZeneca Finance LLC	1.750%	5/28/28	11,628	10,317
	AstraZeneca Finance LLC	4.900%	3/3/30	12,800	13,090
	AstraZeneca Finance LLC	2.250%	5/28/31	3,032	2,605
	AstraZeneca Finance LLC	4.875%	3/3/33	4,800	4,952
	AstraZeneca plc	4.000%	1/17/29	8,631	8,505
	AstraZeneca plc	1.375%	8/6/30	16,544	13,491
	Banner Health	2.338%	1/1/30	2,875	2,487
	Banner Health	1.897%	1/1/31	2,250	1,842
	Baxter International Inc.	2.272%	12/1/28	11,755	10,211
	Baxter International Inc.	3.950%	4/1/30	4,955	4,613
	Baxter International Inc.	1.730%	4/1/31	5,350	4,183
	Baxter International Inc.	2.539%	2/1/32	13,643	11,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	1,092	885
	Becton Dickinson & Co.	2.823%	5/20/30	2,374	2,117
	Becton Dickinson & Co.	1.957%	2/11/31	4,547	3,739
	Becton Dickinson & Co.	4.298%	8/22/32	6,380	6,180
	Biogen Inc.	2.250%	5/1/30	6,461	5,438
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,350	5,754
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,590	2,493
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,489	4,034
	Boston Scientific Corp.	2.650%	6/1/30	7,840	6,929
	Bristol-Myers Squibb Co.	3.400%	7/26/29	10,348	9,825
	Bristol-Myers Squibb Co.	1.450%	11/13/30	9,975	8,157
	Bristol-Myers Squibb Co.	2.950%	3/15/32	15,245	13,747
[2]	Cedars-Sinai Health System	2.288%	8/15/31	2,301	1,942
	Centene Corp.	2.450%	7/15/28	16,860	14,664
	Centene Corp.	4.625%	12/15/29	20,610	19,390
	Centene Corp.	3.375%	2/15/30	7,725	6,765
	Centene Corp.	3.000%	10/15/30	17,650	14,855
	Centene Corp.	2.500%	3/1/31	22,018	17,820
	Centene Corp.	2.625%	8/1/31	21,193	17,180
[2]	CHRISTUS Health	4.341%	7/1/28	3,110	3,026
	Cigna Group	4.375%	10/15/28	19,759	19,463
	Cigna Group	2.400%	3/15/30	13,163	11,420
	Cigna Group	2.375%	3/15/31	17,182	14,518
	CommonSpirit Health	3.347%	10/1/29	8,904	8,010
	CommonSpirit Health	2.782%	10/1/30	2,300	1,962
	CVS Health Corp.	6.250%	6/1/27	1,090	1,151
	CVS Health Corp.	3.250%	8/15/29	13,119	11,999
	CVS Health Corp.	5.125%	2/21/30	12,495	12,653
	CVS Health Corp.	3.750%	4/1/30	8,828	8,258
	CVS Health Corp.	1.750%	8/21/30	9,290	7,552
	CVS Health Corp.	1.875%	2/28/31	14,016	11,354
	CVS Health Corp.	2.125%	9/15/31	5,680	4,636
	CVS Health Corp.	5.250%	2/21/33	15,780	16,073
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,325	5,608
	DH Europe Finance II Sarl	2.600%	11/15/29	5,354	4,790
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,794	4,774
	Elevance Health Inc.	2.875%	9/15/29	10,165	9,216
	Elevance Health Inc.	2.250%	5/15/30	14,019	12,034
	Elevance Health Inc.	2.550%	3/15/31	11,564	9,941
	Elevance Health Inc.	5.500%	10/15/32	3,300	3,467
	Elevance Health Inc.	4.750%	2/15/33	7,793	7,834
	Eli Lilly & Co.	3.375%	3/15/29	3,861	3,690
	Eli Lilly & Co.	4.700%	2/27/33	7,695	7,886
[4]	GE HealthCare Technologies Inc.	5.857%	3/15/30	5,050	5,284
[4]	GE HealthCare Technologies Inc.	5.905%	11/22/32	15,075	16,027
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	13,164	12,922
	GlaxoSmithKline Capital plc	3.375%	6/1/29	7,525	7,149
	HCA Inc.	5.625%	9/1/28	11,840	11,980
	HCA Inc.	5.875%	2/1/29	6,825	6,971
[4]	HCA Inc.	3.375%	3/15/29	2,945	2,659
	HCA Inc.	4.125%	6/15/29	18,600	17,467
	HCA Inc.	3.500%	9/1/30	19,285	17,180
	HCA Inc.	2.375%	7/15/31	9,905	7,986
[4]	HCA Inc.	3.625%	3/15/32	13,595	11,957
	Humana Inc.	5.750%	3/1/28	3,600	3,741
	Humana Inc.	3.125%	8/15/29	4,186	3,788
	Humana Inc.	4.875%	4/1/30	3,250	3,270
	Humana Inc.	2.150%	2/3/32	10,405	8,417
	Humana Inc.	5.875%	3/1/33	5,000	5,380
	Illumina Inc.	2.550%	3/23/31	4,465	3,691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	1.300%	9/1/30	8,163	6,842
	Laboratory Corp. of America Holdings	2.950%	12/1/29	6,415	5,735
	Medtronic Global Holdings SCA	4.500%	3/30/33	7,500	7,506
	Merck & Co. Inc.	3.400%	3/7/29	14,692	14,124
	Merck & Co. Inc.	1.450%	6/24/30	9,225	7,623
	Merck & Co. Inc.	2.150%	12/10/31	18,755	15,844
	Mylan Inc.	4.550%	4/15/28	3,215	3,085
	Novartis Capital Corp.	2.200%	8/14/30	9,480	8,317
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,242
	OhioHealth Corp.	2.297%	11/15/31	2,520	2,089
	PerkinElmer Inc.	1.900%	9/15/28	4,882	4,182
	PerkinElmer Inc.	3.300%	9/15/29	7,276	6,506
	PerkinElmer Inc.	2.550%	3/15/31	1,754	1,446
	PerkinElmer Inc.	2.250%	9/15/31	4,281	3,431
	Pfizer Inc.	3.600%	9/15/28	1,732	1,697
	Pfizer Inc.	3.450%	3/15/29	14,032	13,549
	Pfizer Inc.	2.625%	4/1/30	10,185	9,188
	Pfizer Inc.	1.700%	5/28/30	7,380	6,211
	Pfizer Inc.	1.750%	8/18/31	13,824	11,398
	Pharmacia LLC	6.600%	12/1/28	5,076	5,672
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,300	1,040
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	3,856	3,314
	Quest Diagnostics Inc.	4.200%	6/30/29	4,940	4,854
	Quest Diagnostics Inc.	2.950%	6/30/30	4,273	3,823
	Quest Diagnostics Inc.	2.800%	6/30/31	2,118	1,844
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	12,079	9,751
	Royalty Pharma plc	2.200%	9/2/30	8,296	6,769
	Royalty Pharma plc	2.150%	9/2/31	5,358	4,241
[2]	Rush Obligated Group	3.922%	11/15/29	3,150	2,926
	Sanofi	3.625%	6/19/28	7,731	7,555
	Smith & Nephew plc	2.032%	10/14/30	8,132	6,595
[2]	Stanford Health Care	3.310%	8/15/30	2,687	2,447
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,744	4,805
	Stryker Corp.	3.650%	3/7/28	4,202	4,044
[2]	Sutter Health	3.695%	8/15/28	3,405	3,228
[2]	Sutter Health	2.294%	8/15/30	6,025	5,063
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	11,167	11,292
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	23,500	19,831
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	5,111	4,492
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	3,276	2,957
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	20,025	16,651
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	6,225	6,459
	UnitedHealth Group Inc.	2.950%	10/15/27	618	584
	UnitedHealth Group Inc.	3.850%	6/15/28	3,515	3,436
	UnitedHealth Group Inc.	3.875%	12/15/28	8,826	8,648
	UnitedHealth Group Inc.	4.250%	1/15/29	10,594	10,517
	UnitedHealth Group Inc.	4.000%	5/15/29	565	553
	UnitedHealth Group Inc.	2.875%	8/15/29	7,876	7,210
	UnitedHealth Group Inc.	2.000%	5/15/30	7,448	6,364
	UnitedHealth Group Inc.	2.300%	5/15/31	17,188	14,732
	UnitedHealth Group Inc.	4.200%	5/15/32	19,259	18,848
	UnitedHealth Group Inc.	5.350%	2/15/33	11,208	11,912
	UnitedHealth Group Inc.	4.500%	4/15/33	3,000	2,982
	Universal Health Services Inc.	2.650%	10/15/30	8,895	7,131
	Viatris Inc.	2.700%	6/22/30	5,388	4,391
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	6,774	5,654
	Zoetis Inc.	3.900%	8/20/28	6,967	6,776
	Zoetis Inc.	2.000%	5/15/30	1,764	1,484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	5.600%	11/16/32	5,275	5,628
					1,200,458
Industrials (2.6%)
[2]	3M Co.	3.625%	9/14/28	5,775	5,563
[2]	3M Co.	3.375%	3/1/29	4,400	4,148
	3M Co.	2.375%	8/26/29	10,097	8,924
	3M Co.	3.050%	4/15/30	3,315	3,029
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,573	3,726
	Allegion plc	3.500%	10/1/29	3,645	3,298
	Allegion US Holding Co. Inc.	5.411%	7/1/32	3,756	3,768
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	5,839	4,787
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,412	1,296
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,598	3,212
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,125	2,778
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	923	844
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,161	3,710
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,512	2,184
	Amphenol Corp.	4.350%	6/1/29	2,112	2,107
	Amphenol Corp.	2.800%	2/15/30	10,908	9,821
	Amphenol Corp.	2.200%	9/15/31	3,724	3,092
[2]	BNSF Funding Trust I	6.613%	12/15/55	100	94
	Boeing Co.	3.250%	2/1/28	9,581	8,932
	Boeing Co.	3.450%	11/1/28	7,431	6,872
	Boeing Co.	3.200%	3/1/29	10,371	9,445
	Boeing Co.	2.950%	2/1/30	7,609	6,702
	Boeing Co.	5.150%	5/1/30	25,295	25,455
	Boeing Co.	3.625%	2/1/31	11,893	10,869
	Canadian National Railway Co.	6.900%	7/15/28	3,590	4,005
	Canadian National Railway Co.	3.850%	8/5/32	2,385	2,267
	Canadian Pacific Railway Co.	4.000%	6/1/28	5,570	5,479
	Canadian Pacific Railway Co.	2.050%	3/5/30	6,100	5,184
	Canadian Pacific Railway Co.	2.450%	12/2/31	16,405	14,202
	Carlisle Cos. Inc.	2.200%	3/1/32	4,450	3,457
	Carrier Global Corp.	2.722%	2/15/30	23,815	20,918
	Carrier Global Corp.	2.700%	2/15/31	5,316	4,572
	Caterpillar Inc.	2.600%	9/19/29	4,637	4,234
	Caterpillar Inc.	2.600%	4/9/30	13,865	12,427
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,450	5,269
[2]	CNH Industrial NV	3.850%	11/15/27	2,039	1,960
	CSX Corp.	3.800%	3/1/28	4,889	4,770
	CSX Corp.	4.250%	3/15/29	7,393	7,298
	CSX Corp.	2.400%	2/15/30	570	498
	CSX Corp.	4.100%	11/15/32	7,197	6,932
	Deere & Co.	5.375%	10/16/29	1,540	1,636
	Deere & Co.	3.100%	4/15/30	7,136	6,595
[4]	Delta Air Lines Inc.	4.750%	10/20/28	7,000	6,715
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	5,954	5,228
	Dover Corp.	2.950%	11/4/29	2,065	1,843
	Eaton Corp.	4.000%	11/2/32	5,510	5,250
	Eaton Corp.	4.150%	3/15/33	10,889	10,494
	Emerson Electric Co.	2.000%	12/21/28	8,805	7,802
	Emerson Electric Co.	1.950%	10/15/30	3,525	2,966
	Emerson Electric Co.	2.200%	12/21/31	14,900	12,590

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	3.400%	2/15/28	5,196	4,923
	FedEx Corp.	4.200%	10/17/28	2,155	2,119
	FedEx Corp.	3.100%	8/5/29	7,945	7,300
	FedEx Corp.	4.250%	5/15/30	7,104	6,918
	FedEx Corp.	2.400%	5/15/31	4,934	4,202
	Flowserve Corp.	3.500%	10/1/30	4,785	4,152
	General Dynamics Corp.	3.750%	5/15/28	7,298	7,133
	General Dynamics Corp.	3.625%	4/1/30	9,793	9,380
	General Dynamics Corp.	2.250%	6/1/31	3,750	3,230
	Honeywell International Inc.	4.950%	2/15/28	2,095	2,167
	Honeywell International Inc.	2.700%	8/15/29	5,529	5,095
	Honeywell International Inc.	1.950%	6/1/30	10,569	9,039
	Honeywell International Inc.	1.750%	9/1/31	4,199	3,446
	Honeywell International Inc.	5.000%	2/15/33	13,095	13,773
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	2,727	2,547
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	4,619	3,955
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,354	4,087
	IDEX Corp.	3.000%	5/1/30	4,646	4,095
	Jacobs Engineering Group Inc.	5.900%	3/1/33	1,500	1,503
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,239	1,137
[2]	John Deere Capital Corp.	4.900%	3/3/28	5,000	5,139
[2]	John Deere Capital Corp.	3.450%	3/7/29	6,662	6,416
[2]	John Deere Capital Corp.	2.800%	7/18/29	4,868	4,449
[2]	John Deere Capital Corp.	2.450%	1/9/30	7,835	6,970
	John Deere Capital Corp.	1.450%	1/15/31	3,926	3,172
[2]	John Deere Capital Corp.	3.900%	6/7/32	17,193	16,557
[2]	John Deere Capital Corp.	4.350%	9/15/32	4,465	4,459
	Johnson Controls International plc	1.750%	9/15/30	2,495	2,054
	Johnson Controls International plc	2.000%	9/16/31	3,349	2,727
	Johnson Controls International plc	4.900%	12/1/32	2,500	2,533
	Kansas City Southern	2.875%	11/15/29	3,580	3,209
	Kennametal Inc.	4.625%	6/15/28	2,249	2,173
	Kennametal Inc.	2.800%	3/1/31	315	259
	Keysight Technologies Inc.	3.000%	10/30/29	3,652	3,230
	Kirby Corp.	4.200%	3/1/28	5,070	4,769
	L3Harris Technologies Inc.	4.400%	6/15/28	3,891	3,815
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	14,171	13,947
	L3Harris Technologies Inc.	1.800%	1/15/31	4,725	3,818
	Lockheed Martin Corp.	1.850%	6/15/30	7,512	6,378
	Lockheed Martin Corp.	3.900%	6/15/32	5,625	5,453
	Lockheed Martin Corp.	5.250%	1/15/33	9,100	9,705
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,700	1,696
	Norfolk Southern Corp.	3.800%	8/1/28	6,098	5,871
	Norfolk Southern Corp.	2.550%	11/1/29	4,125	3,632
	Norfolk Southern Corp.	2.300%	5/15/31	2,045	1,717
	Northrop Grumman Corp.	4.400%	5/1/30	7,719	7,672
	Northrop Grumman Corp.	4.700%	3/15/33	7,520	7,595
	nVent Finance Sarl	4.550%	4/15/28	3,799	3,625
	nVent Finance Sarl	2.750%	11/15/31	1,580	1,296
	Oshkosh Corp.	4.600%	5/15/28	3,100	3,063
	Oshkosh Corp.	3.100%	3/1/30	2,050	1,813
	Otis Worldwide Corp.	2.565%	2/15/30	14,680	12,876
	Parker-Hannifin Corp.	3.250%	6/14/29	11,036	10,168
	Parker-Hannifin Corp.	4.500%	9/15/29	7,925	7,873
	Pentair Finance Sarl	5.900%	7/15/32	3,045	3,151
	Raytheon Technologies Corp.	4.125%	11/16/28	19,297	19,016
	Raytheon Technologies Corp.	2.250%	7/1/30	7,937	6,803
	Raytheon Technologies Corp.	1.900%	9/1/31	8,786	7,173
	Raytheon Technologies Corp.	2.375%	3/15/32	17,274	14,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	5.150%	2/27/33	10,320	10,724
[4]	Regal Rexnord Corp.	6.050%	4/15/28	7,000	7,026
[4]	Regal Rexnord Corp.	6.300%	2/15/30	8,800	8,841
[4]	Regal Rexnord Corp.	6.400%	4/15/33	2,590	2,594
	Republic Services Inc.	3.375%	11/15/27	6,103	5,828
	Republic Services Inc.	3.950%	5/15/28	1,241	1,207
	Republic Services Inc.	4.875%	4/1/29	1,500	1,515
	Republic Services Inc.	2.300%	3/1/30	11,348	9,832
	Republic Services Inc.	5.000%	4/1/34	5,000	5,083
	Rockwell Automation Inc.	3.500%	3/1/29	5,040	4,829
	Rockwell Automation Inc.	1.750%	8/15/31	1,355	1,109
	Southwest Airlines Co.	3.000%	11/15/26	1,454	1,361
	Southwest Airlines Co.	3.450%	11/16/27	2,000	1,866
	Southwest Airlines Co.	2.625%	2/10/30	4,650	3,954
[2]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,049	960
	Teledyne Technologies Inc.	2.250%	4/1/28	7,217	6,454
	Teledyne Technologies Inc.	2.750%	4/1/31	9,711	8,291
	Textron Inc.	3.375%	3/1/28	3,082	2,876
	Textron Inc.	3.900%	9/17/29	3,511	3,316
	Textron Inc.	3.000%	6/1/30	5,560	4,970
	Timken Co.	4.500%	12/15/28	3,705	3,623
	Trane Technologies Financing Ltd.	5.250%	3/3/33	2,805	2,900
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	3,450	3,340
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	5,747	5,449
	Trimble Inc.	4.900%	6/15/28	5,292	5,251
	Triton Container International Ltd.	3.250%	3/15/32	4,930	3,902
	Tyco Electronics Group SA	2.500%	2/4/32	4,965	4,246
	Union Pacific Corp.	2.150%	2/5/27	4,179	3,873
	Union Pacific Corp.	3.950%	9/10/28	10,062	9,957
	Union Pacific Corp.	3.700%	3/1/29	6,090	5,915
	Union Pacific Corp.	2.400%	2/5/30	4,206	3,707
	Union Pacific Corp.	2.375%	5/20/31	1,065	920
	Union Pacific Corp.	2.800%	2/14/32	9,451	8,308
	Union Pacific Corp.	4.500%	1/20/33	2,170	2,176
	Union Pacific Corp.	2.891%	4/6/36	5,000	4,117
[2]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,129	1,842
[2]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	607	521
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	8,149	8,096
[2]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	1,371	1,245
[2]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	2,200	2,011
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,764	2,442
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,194	1,005
	United Parcel Service Inc.	3.400%	3/15/29	9,001	8,591
	United Parcel Service Inc.	2.500%	9/1/29	5,242	4,706
	United Parcel Service Inc.	4.450%	4/1/30	5,964	6,031
	United Parcel Service Inc.	4.875%	3/3/33	5,000	5,125
	United Parcel Service of America Inc.	7.620%	4/1/30	550	650
[2]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	226	224
	Vontier Corp.	2.400%	4/1/28	5,017	4,218
	Vontier Corp.	2.950%	4/1/31	3,367	2,680
	Waste Connections Inc.	3.500%	5/1/29	5,080	4,738
	Waste Connections Inc.	2.600%	2/1/30	6,390	5,628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Connections Inc.	2.200%	1/15/32	7,680	6,300
	Waste Connections Inc.	3.200%	6/1/32	3,808	3,391
	Waste Connections Inc.	4.200%	1/15/33	5,776	5,536
	Waste Management Inc.	2.000%	6/1/29	2,630	2,273
	Waste Management Inc.	4.625%	2/15/30	2,780	2,779
	Waste Management Inc.	1.500%	3/15/31	11,590	9,241
	Waste Management Inc.	4.150%	4/15/32	5,300	5,133
	Waste Management Inc.	4.625%	2/15/33	2,690	2,698
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	8,934	8,774
	Xylem Inc.	2.250%	1/30/31	2,158	1,817
					898,241
Materials (1.2%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	7,493	6,475
	Albemarle Corp.	5.050%	6/1/32	4,487	4,391
	Amcor Finance USA Inc.	4.500%	5/15/28	3,145	3,097
[2]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,700	2,540
	Amcor Flexibles North America Inc.	2.630%	6/19/30	9,235	7,739
	Amcor Flexibles North America Inc.	2.690%	5/25/31	4,474	3,721
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	5,350	4,747
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,150	5,351
	ArcelorMittal SA	4.250%	7/16/29	3,838	3,640
	ArcelorMittal SA	6.800%	11/29/32	8,105	8,507
[4]	Berry Global Inc.	5.500%	4/15/28	2,340	2,333
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	7,525	7,657
	Cabot Corp.	4.000%	7/1/29	3,010	2,812
	Cabot Corp.	5.000%	6/30/32	1,000	976
	Carlisle Cos. Inc.	3.750%	12/1/27	5,183	4,941
	Carlisle Cos. Inc.	2.750%	3/1/30	6,935	5,925
	Celanese US Holdings LLC	6.330%	7/15/29	2,730	2,765
	Celanese US Holdings LLC	6.379%	7/15/32	7,790	7,899
	Dow Chemical Co.	4.800%	11/30/28	6,242	6,283
	Dow Chemical Co.	7.375%	11/1/29	3,035	3,464
	Dow Chemical Co.	2.100%	11/15/30	6,875	5,748
	DuPont de Nemours Inc.	4.725%	11/15/28	13,516	13,640
	Eagle Materials Inc.	2.500%	7/1/31	5,675	4,654
	Eastman Chemical Co.	4.500%	12/1/28	2,550	2,501
	Eastman Chemical Co.	5.750%	3/8/33	3,750	3,816
	Ecolab Inc.	4.800%	3/24/30	5,135	5,238
	Ecolab Inc.	1.300%	1/30/31	4,600	3,649
	Ecolab Inc.	2.125%	2/1/32	5,145	4,298
	EIDP Inc.	2.300%	7/15/30	5,000	4,310
	FMC Corp.	3.450%	10/1/29	6,805	6,184
	Freeport-McMoRan Inc.	4.125%	3/1/28	4,725	4,447
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,000	4,720
	Freeport-McMoRan Inc.	5.250%	9/1/29	5,000	4,934
	Freeport-McMoRan Inc.	4.250%	3/1/30	5,275	4,895
	Freeport-McMoRan Inc.	4.625%	8/1/30	4,965	4,711
	Georgia-Pacific LLC	7.750%	11/15/29	4,010	4,709
[4]	Georgia-Pacific LLC	2.300%	4/30/30	2,739	2,360
	Huntsman International LLC	4.500%	5/1/29	5,823	5,470
	Huntsman International LLC	2.950%	6/15/31	3,400	2,789
	International Flavors & Fragrances Inc.	4.450%	9/26/28	3,035	2,902
	Linde Inc.	1.100%	8/10/30	5,745	4,588
	LYB International Finance III LLC	2.250%	10/1/30	4,630	3,822
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,252	3,123
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,298	4,501
	Martin Marietta Materials Inc.	2.400%	7/15/31	5,389	4,421
	NewMarket Corp.	2.700%	3/18/31	3,710	3,087
	Newmont Corp.	2.800%	10/1/29	6,147	5,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newmont Corp.	2.250%	10/1/30	7,920	6,649
	Newmont Corp.	2.600%	7/15/32	7,180	6,001
	Nucor Corp.	3.950%	5/1/28	5,118	4,935
	Nucor Corp.	2.700%	6/1/30	4,725	4,145
	Nucor Corp.	3.125%	4/1/32	1,500	1,325
	Nutrien Ltd.	4.200%	4/1/29	3,781	3,650
	Nutrien Ltd.	2.950%	5/13/30	6,143	5,401
	Packaging Corp. of America	3.000%	12/15/29	4,292	3,859
	PPG Industries Inc.	3.750%	3/15/28	2,080	1,999
	PPG Industries Inc.	2.800%	8/15/29	1,503	1,334
	PPG Industries Inc.	2.550%	6/15/30	5,225	4,522
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	3,360
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,734	1,957
	Rio Tinto Finance USA plc	5.000%	3/9/33	7,700	7,922
	Rohm & Haas Co.	7.850%	7/15/29	6,801	7,785
	RPM International Inc.	4.550%	3/1/29	5,322	5,091
	RPM International Inc.	2.950%	1/15/32	4,028	3,272
	Sherwin-Williams Co.	2.950%	8/15/29	8,055	7,253
	Sherwin-Williams Co.	2.300%	5/15/30	2,949	2,502
	Sonoco Products Co.	3.125%	5/1/30	5,361	4,732
	Sonoco Products Co.	2.850%	2/1/32	3,790	3,197
	Steel Dynamics Inc.	3.450%	4/15/30	4,734	4,312
	Steel Dynamics Inc.	3.250%	1/15/31	9,844	8,775
	Suzano Austria GmbH	2.500%	9/15/28	1,900	1,629
	Suzano Austria GmbH	6.000%	1/15/29	16,712	16,857
	Suzano Austria GmbH	5.000%	1/15/30	9,918	9,471
	Suzano Austria GmbH	3.750%	1/15/31	6,545	5,692
[2]	Suzano Austria GmbH	3.125%	1/15/32	7,600	6,234
	Teck Resources Ltd.	3.900%	7/15/30	5,250	4,817
	Vale Overseas Ltd.	3.750%	7/8/30	11,061	9,933
	Vulcan Materials Co.	3.500%	6/1/30	5,602	5,131
	Westlake Corp.	3.375%	6/15/30	2,390	2,119
	WestRock MWV LLC	8.200%	1/15/30	3,500	4,083
	WRKCo Inc.	4.000%	3/15/28	2,613	2,492
	WRKCo Inc.	3.900%	6/1/28	5,042	4,796
	WRKCo Inc.	4.900%	3/15/29	4,407	4,335
	WRKCo Inc.	4.200%	6/1/32	2,500	2,309
	WRKCo Inc.	3.000%	6/15/33	2,250	1,845
	Yamana Gold Inc.	2.630%	8/15/31	604	486
					406,438
Real Estate (2.4%)
	Agree LP	2.000%	6/15/28	5,130	4,354
	Agree LP	4.800%	10/1/32	3,655	3,456
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,776	1,720
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,468	4,699
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,067	1,032
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	8,663	8,452
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	1,748	1,536
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	7,069	5,401
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	4,830	3,618
	American Assets Trust LP	3.375%	2/1/31	4,397	3,518
	American Homes 4 Rent LP	4.900%	2/15/29	3,055	2,942
	American Homes 4 Rent LP	2.375%	7/15/31	3,371	2,686
	American Homes 4 Rent LP	3.625%	4/15/32	3,850	3,337
	American Tower Corp.	3.950%	3/15/29	6,567	6,146
	American Tower Corp.	3.800%	8/15/29	9,222	8,573
	American Tower Corp.	2.900%	1/15/30	9,191	7,995
	American Tower Corp.	1.875%	10/15/30	5,197	4,123
	American Tower Corp.	2.700%	4/15/31	5,903	4,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	2.300%	9/15/31	8,773	7,034
	American Tower Corp.	4.050%	3/15/32	4,890	4,476
	American Tower Corp.	5.650%	3/15/33	6,000	6,177
	AvalonBay Communities Inc.	1.900%	12/1/28	7,115	6,141
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	5,217	4,728
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	5,610	4,764
	AvalonBay Communities Inc.	2.050%	1/15/32	6,300	5,065
	AvalonBay Communities Inc.	5.000%	2/15/33	5,397	5,482
	Boston Properties LP	4.500%	12/1/28	7,761	6,770
	Boston Properties LP	3.400%	6/21/29	10,297	8,400
	Boston Properties LP	2.900%	3/15/30	1,657	1,280
	Boston Properties LP	3.250%	1/30/31	9,950	7,847
	Boston Properties LP	2.550%	4/1/32	3,687	2,624
	Brandywine Operating Partnership LP	4.550%	10/1/29	3,537	2,639
	Brixmor Operating Partnership LP	2.250%	4/1/28	296	254
	Brixmor Operating Partnership LP	4.125%	5/15/29	7,473	6,817
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,304	6,542
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,452	5,028
	Broadstone Net Lease LLC	2.600%	9/15/31	2,968	2,137
	Camden Property Trust	4.100%	10/15/28	5,253	5,079
	Camden Property Trust	3.150%	7/1/29	14,064	12,480
	Camden Property Trust	2.800%	5/15/30	4,942	4,280
	CBRE Services Inc.	2.500%	4/1/31	4,375	3,464
	Corporate Office Properties LP	2.000%	1/15/29	5,220	4,045
	Corporate Office Properties LP	2.750%	4/15/31	4,018	2,977
	Crown Castle Inc.	4.300%	2/15/29	2,390	2,301
	Crown Castle Inc.	3.100%	11/15/29	6,315	5,611
	Crown Castle Inc.	3.300%	7/1/30	5,101	4,597
	Crown Castle Inc.	2.250%	1/15/31	9,293	7,705
	Crown Castle Inc.	2.100%	4/1/31	7,525	6,137
	Crown Castle Inc.	2.500%	7/15/31	5,695	4,777
	CubeSmart LP	2.250%	12/15/28	3,000	2,582
	CubeSmart LP	4.375%	2/15/29	5,808	5,561
	CubeSmart LP	3.000%	2/15/30	5,504	4,760
	CubeSmart LP	2.500%	2/15/32	4,446	3,575
	Digital Realty Trust LP	4.450%	7/15/28	4,870	4,584
	Digital Realty Trust LP	3.600%	7/1/29	10,418	9,330
	EPR Properties	3.750%	8/15/29	4,337	3,358
	Equinix Inc.	1.550%	3/15/28	6,130	5,214
	Equinix Inc.	2.000%	5/15/28	2,160	1,849
	Equinix Inc.	3.200%	11/18/29	12,292	10,976
	Equinix Inc.	2.150%	7/15/30	5,392	4,405
	Equinix Inc.	2.500%	5/15/31	8,709	7,174
	Equinix Inc.	3.900%	4/15/32	7,115	6,463
	ERP Operating LP	3.500%	3/1/28	1,332	1,251
	ERP Operating LP	4.150%	12/1/28	3,943	3,801
	ERP Operating LP	3.000%	7/1/29	6,243	5,557
	ERP Operating LP	2.500%	2/15/30	3,318	2,850
	ERP Operating LP	1.850%	8/1/31	4,825	3,862
	Essential Properties LP	2.950%	7/15/31	3,285	2,425
	Essex Portfolio LP	1.700%	3/1/28	251	216
	Essex Portfolio LP	4.000%	3/1/29	4,920	4,633
	Essex Portfolio LP	3.000%	1/15/30	4,448	3,906
	Essex Portfolio LP	1.650%	1/15/31	850	658
	Essex Portfolio LP	2.550%	6/15/31	864	710
	Essex Portfolio LP	2.650%	3/15/32	6,680	5,441
	Extra Space Storage LP	2.550%	6/1/31	4,186	3,398
	Extra Space Storage LP	2.350%	3/15/32	5,640	4,431
	Federal Realty Investment Trust	3.200%	6/15/29	4,750	4,224
	Federal Realty Investment Trust	3.500%	6/1/30	5,500	4,853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GLP Capital LP	5.750%	6/1/28	6,404	6,246
	GLP Capital LP	5.300%	1/15/29	6,502	6,188
	GLP Capital LP	4.000%	1/15/30	4,958	4,398
	GLP Capital LP	4.000%	1/15/31	4,189	3,646
	GLP Capital LP	3.250%	1/15/32	4,235	3,458
	Healthcare Realty Holdings LP	3.100%	2/15/30	520	451
	Healthcare Realty Holdings LP	2.000%	3/15/31	6,857	5,334
	Healthpeak OP LLC	2.125%	12/1/28	1,170	1,015
	Healthpeak OP LLC	3.500%	7/15/29	2,207	2,016
	Healthpeak OP LLC	3.000%	1/15/30	8,793	7,710
	Healthpeak OP LLC	2.875%	1/15/31	6,285	5,409
	Healthpeak OP LLC	5.250%	12/15/32	3,000	3,007
	Highwoods Realty LP	4.125%	3/15/28	5,260	4,568
	Highwoods Realty LP	4.200%	4/15/29	5,837	4,959
	Highwoods Realty LP	3.050%	2/15/30	4,395	3,468
	Highwoods Realty LP	2.600%	2/1/31	3,217	2,165
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	5,579	4,733
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	3,828	3,245
[2]	Host Hotels & Resorts LP	2.900%	12/15/31	2,291	1,789
	Hudson Pacific Properties LP	4.650%	4/1/29	4,648	3,240
	Hudson Pacific Properties LP	3.250%	1/15/30	3,646	2,337
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,515	7,307
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	2,077	1,861
	Kilroy Realty LP	4.750%	12/15/28	2,483	2,107
	Kilroy Realty LP	4.250%	8/15/29	3,877	3,226
	Kilroy Realty LP	3.050%	2/15/30	4,197	3,070
	Kilroy Realty LP	2.500%	11/15/32	2,680	1,689
	Kimco Realty OP LLC	1.900%	3/1/28	2,832	2,420
	Kimco Realty OP LLC	2.700%	10/1/30	3,962	3,296
	Kimco Realty OP LLC	2.250%	12/1/31	757	592
	Kimco Realty OP LLC	3.200%	4/1/32	9,074	7,646
	Kimco Realty OP LLC	4.600%	2/1/33	2,247	2,106
	Kite Realty Group Trust	4.750%	9/15/30	2,151	1,943
	Life Storage LP	4.000%	6/15/29	4,550	4,203
	Life Storage LP	2.200%	10/15/30	3,100	2,541
	Life Storage LP	2.400%	10/15/31	5,000	4,033
	LXP Industrial Trust	2.700%	9/15/30	2,615	2,135
	LXP Industrial Trust	2.375%	10/1/31	3,863	2,975
	Mid-America Apartments LP	4.200%	6/15/28	4,000	3,883
	Mid-America Apartments LP	3.950%	3/15/29	5,330	5,111
	Mid-America Apartments LP	2.750%	3/15/30	1,517	1,329
	National Health Investors Inc.	3.000%	2/1/31	4,526	3,459
	National Retail Properties Inc.	4.300%	10/15/28	5,025	4,737
	Omega Healthcare Investors Inc.	3.625%	10/1/29	5,139	4,315
	Omega Healthcare Investors Inc.	3.375%	2/1/31	6,125	4,872
	Physicians Realty LP	2.625%	11/1/31	5,021	4,003
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,950	2,181
	Piedmont Operating Partnership LP	2.750%	4/1/32	2,601	1,795
	Prologis LP	3.250%	6/30/26	171	165
	Prologis LP	3.875%	9/15/28	5,671	5,487
	Prologis LP	4.000%	9/15/28	3,660	3,562
	Prologis LP	2.875%	11/15/29	3,545	3,160
	Prologis LP	2.250%	4/15/30	11,636	9,888
	Prologis LP	1.750%	7/1/30	4,984	4,047
	Prologis LP	1.250%	10/15/30	4,870	3,817
	Prologis LP	2.250%	1/15/32	2,205	1,811
	Prologis LP	4.625%	1/15/33	10,640	10,462
	Prologis LP	4.750%	6/15/33	1,300	1,291
	Public Storage	1.850%	5/1/28	2,625	2,301
	Public Storage	1.950%	11/9/28	5,892	5,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Storage	3.385%	5/1/29	5,515	5,130
	Public Storage	2.250%	11/9/31	10,550	8,757
	Rayonier LP	2.750%	5/17/31	4,165	3,439
	Realty Income Corp.	3.650%	1/15/28	1,634	1,539
	Realty Income Corp.	2.200%	6/15/28	1,624	1,432
	Realty Income Corp.	3.250%	6/15/29	4,400	4,015
	Realty Income Corp.	3.100%	12/15/29	5,870	5,253
	Realty Income Corp.	3.250%	1/15/31	13,058	11,496
	Realty Income Corp.	5.625%	10/13/32	7,495	7,754
	Realty Income Corp.	2.850%	12/15/32	3,625	2,994
	Regency Centers LP	4.125%	3/15/28	3,049	2,893
	Regency Centers LP	2.950%	9/15/29	3,875	3,354
	Regency Centers LP	3.700%	6/15/30	4,420	3,983
	Rexford Industrial Realty LP	2.150%	9/1/31	3,519	2,779
	Sabra Health Care LP	3.900%	10/15/29	6,421	5,253
	Sabra Health Care LP	3.200%	12/1/31	2,217	1,643
	Safehold Operating Partnership LP	2.800%	6/15/31	5,326	4,138
	Simon Property Group LP	3.375%	6/15/27	5,131	4,820
	Simon Property Group LP	2.450%	9/13/29	9,389	8,039
	Simon Property Group LP	2.650%	7/15/30	6,275	5,287
	Simon Property Group LP	2.200%	2/1/31	5,025	4,048
	Simon Property Group LP	2.250%	1/15/32	7,607	5,956
	Spirit Realty LP	3.200%	1/15/27	21	19
	Spirit Realty LP	2.100%	3/15/28	6,473	5,443
	Spirit Realty LP	4.000%	7/15/29	3,675	3,312
	Spirit Realty LP	3.400%	1/15/30	2,850	2,442
	Spirit Realty LP	3.200%	2/15/31	1,339	1,114
	STORE Capital Corp.	4.500%	3/15/28	3,770	3,392
	STORE Capital Corp.	4.625%	3/15/29	3,077	2,740
	STORE Capital Corp.	2.750%	11/18/30	2,475	1,819
	Sun Communities Operating LP	2.300%	11/1/28	3,450	2,939
	Sun Communities Operating LP	2.700%	7/15/31	7,351	5,954
	Sun Communities Operating LP	4.200%	4/15/32	5,560	4,965
	Sun Communities Operating LP	5.700%	1/15/33	2,390	2,390
	Tanger Properties LP	2.750%	9/1/31	3,156	2,273
[2]	UDR Inc.	4.400%	1/26/29	4,693	4,507
[2]	UDR Inc.	3.200%	1/15/30	3,963	3,544
[2]	UDR Inc.	2.100%	8/1/32	1,624	1,249
	Ventas Realty LP	4.400%	1/15/29	5,185	4,925
	Ventas Realty LP	3.000%	1/15/30	4,456	3,848
	Ventas Realty LP	4.750%	11/15/30	5,002	4,830
	VICI Properties LP	4.750%	2/15/28	8,324	7,965
	VICI Properties LP	4.950%	2/15/30	10,625	10,041
	VICI Properties LP	5.125%	5/15/32	9,605	9,079
	Vornado Realty LP	2.150%	6/1/26	102	82
	Vornado Realty LP	3.400%	6/1/31	1,660	1,149
	Welltower OP LLC	4.250%	4/15/28	5,808	5,555
	Welltower OP LLC	4.125%	3/15/29	7,342	6,845
	Welltower OP LLC	3.100%	1/15/30	7,221	6,295
	Welltower OP LLC	2.750%	1/15/31	10,660	8,839
	Welltower OP LLC	2.750%	1/15/32	4,960	4,064
	Weyerhaeuser Co.	4.000%	11/15/29	6,396	6,030
	Weyerhaeuser Co.	4.000%	4/15/30	8,081	7,565
	Weyerhaeuser Co.	3.375%	3/9/33	3,050	2,673
	WP Carey Inc.	3.850%	7/15/29	4,500	4,174
	WP Carey Inc.	2.400%	2/1/31	4,693	3,827
					827,472
Technology (3.5%)
	Adobe Inc.	2.300%	2/1/30	10,865	9,643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Advanced Micro Devices Inc.	3.924%	6/1/32	3,000	2,880
	Amdocs Ltd.	2.538%	6/15/30	6,125	5,159
	Analog Devices Inc.	1.700%	10/1/28	6,740	5,859
	Analog Devices Inc.	2.100%	10/1/31	9,341	7,864
	Apple Inc.	1.400%	8/5/28	20,062	17,582
	Apple Inc.	3.250%	8/8/29	555	531
	Apple Inc.	2.200%	9/11/29	11,507	10,297
	Apple Inc.	1.650%	5/11/30	14,833	12,622
	Apple Inc.	1.250%	8/20/30	13,541	11,090
	Apple Inc.	1.650%	2/8/31	23,837	19,923
	Apple Inc.	1.700%	8/5/31	9,476	7,881
	Apple Inc.	3.350%	8/8/32	6,300	5,948
	Applied Materials Inc.	1.750%	6/1/30	6,072	5,100
	Arrow Electronics Inc.	3.875%	1/12/28	4,525	4,300
	Autodesk Inc.	2.850%	1/15/30	3,875	3,421
	Autodesk Inc.	2.400%	12/15/31	9,380	7,803
	Automatic Data Processing Inc.	1.700%	5/15/28	8,647	7,722
	Automatic Data Processing Inc.	1.250%	9/1/30	8,649	7,090
	Avnet Inc.	3.000%	5/15/31	1,049	845
	Block Financial LLC	2.500%	7/15/28	3,195	2,754
	Block Financial LLC	3.875%	8/15/30	6,505	5,623
	Broadcom Corp.	3.500%	1/15/28	1,736	1,628
	Broadcom Inc.	4.110%	9/15/28	14,803	14,162
[4]	Broadcom Inc.	4.000%	4/15/29	1,000	936
	Broadcom Inc.	4.750%	4/15/29	15,892	15,666
	Broadcom Inc.	5.000%	4/15/30	5,078	5,047
	Broadcom Inc.	4.150%	11/15/30	19,311	17,901
[4]	Broadcom Inc.	2.450%	2/15/31	23,096	18,902
	Broadcom Inc.	4.300%	11/15/32	5,350	4,917
[4]	Broadcom Inc.	2.600%	2/15/33	14,480	11,357
[4]	Broadcom Inc.	3.419%	4/15/33	11,040	9,235
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,216	3,692
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,381	7,027
	CDW LLC	4.250%	4/1/28	2,979	2,783
	CDW LLC	3.276%	12/1/28	2,120	1,873
	CDW LLC	3.250%	2/15/29	4,301	3,782
	CGI Inc.	2.300%	9/14/31	3,675	2,914
	Dell Inc.	7.100%	4/15/28	760	814
	Dell International LLC	5.300%	10/1/29	19,913	20,038
	Dell International LLC	6.200%	7/15/30	6,346	6,673
	Dell International LLC	5.750%	2/1/33	7,865	7,860
	DXC Technology Co.	2.375%	9/15/28	8,087	6,861
	Equifax Inc.	3.100%	5/15/30	9,183	7,999
	Equifax Inc.	2.350%	9/15/31	10,340	8,321
	Fidelity National Information Services Inc.	1.650%	3/1/28	3,624	3,098
	Fidelity National Information Services Inc.	3.750%	5/21/29	4,575	4,250
	Fidelity National Information Services Inc.	2.250%	3/1/31	7,936	6,359
	Fiserv Inc.	4.200%	10/1/28	8,923	8,645
	Fiserv Inc.	3.500%	7/1/29	23,735	22,029
	Fiserv Inc.	2.650%	6/1/30	7,505	6,453
	Fiserv Inc.	5.600%	3/2/33	5,002	5,191
	Flex Ltd.	4.875%	6/15/29	4,336	4,197
	Flex Ltd.	4.875%	5/12/30	6,650	6,468
	Fortinet Inc.	2.200%	3/15/31	5,000	4,154
	Global Payments Inc.	4.450%	6/1/28	5,390	5,120
	Global Payments Inc.	3.200%	8/15/29	8,046	7,087
	Global Payments Inc.	2.900%	5/15/30	10,201	8,644
	Global Payments Inc.	2.900%	11/15/31	5,515	4,520
	Global Payments Inc.	5.400%	8/15/32	9,085	8,897
	GXO Logistics Inc.	2.650%	7/15/31	4,662	3,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HP Inc.	4.000%	4/15/29	8,300	7,872
	HP Inc.	3.400%	6/17/30	7,437	6,587
	HP Inc.	2.650%	6/17/31	9,185	7,497
	HP Inc.	4.200%	4/15/32	9,665	8,704
	HP Inc.	5.500%	1/15/33	4,665	4,622
	Hubbell Inc.	3.500%	2/15/28	4,150	3,924
	Hubbell Inc.	2.300%	3/15/31	2,060	1,711
	Intel Corp.	1.600%	8/12/28	8,015	6,997
	Intel Corp.	4.000%	8/5/29	3,600	3,505
	Intel Corp.	2.450%	11/15/29	16,983	14,954
	Intel Corp.	5.125%	2/10/30	10,355	10,542
	Intel Corp.	3.900%	3/25/30	8,425	8,030
	Intel Corp.	2.000%	8/12/31	12,311	10,130
	Intel Corp.	4.150%	8/5/32	17,440	16,822
	Intel Corp.	5.200%	2/10/33	18,230	18,540
	International Business Machines Corp.	3.500%	5/15/29	24,992	23,469
	International Business Machines Corp.	1.950%	5/15/30	10,265	8,575
	International Business Machines Corp.	2.720%	2/9/32	1,600	1,378
	International Business Machines Corp.	4.400%	7/27/32	5,325	5,185
	International Business Machines Corp.	4.750%	2/6/33	7,795	7,745
	Intuit Inc.	1.650%	7/15/30	4,200	3,494
	Jabil Inc.	3.600%	1/15/30	4,700	4,247
	Jabil Inc.	3.000%	1/15/31	3,868	3,255
	Juniper Networks Inc.	3.750%	8/15/29	5,132	4,772
	Juniper Networks Inc.	2.000%	12/10/30	4,007	3,190
	KLA Corp.	4.100%	3/15/29	7,012	6,904
	KLA Corp.	4.650%	7/15/32	12,125	12,236
	Kyndryl Holdings Inc.	2.700%	10/15/28	3,663	3,075
	Kyndryl Holdings Inc.	3.150%	10/15/31	5,014	3,846
	Lam Research Corp.	4.000%	3/15/29	7,525	7,370
	Lam Research Corp.	1.900%	6/15/30	5,905	4,974
	Leidos Inc.	4.375%	5/15/30	4,004	3,772
	Leidos Inc.	2.300%	2/15/31	9,290	7,552
	Leidos Inc.	5.750%	3/15/33	6,000	6,133
	Marvell Technology Inc.	2.450%	4/15/28	4,477	3,906
[2]	Marvell Technology Inc.	4.875%	6/22/28	5,471	5,380
	Marvell Technology Inc.	2.950%	4/15/31	3,120	2,606
	Micron Technology Inc.	5.327%	2/6/29	6,520	6,546
	Micron Technology Inc.	6.750%	11/1/29	7,136	7,592
	Micron Technology Inc.	4.663%	2/15/30	6,261	6,010
	Micron Technology Inc.	2.703%	4/15/32	5,140	4,113
	Micron Technology Inc.	5.875%	2/9/33	2,058	2,081
	Moody's Corp.	3.250%	1/15/28	2,674	2,521
	Moody's Corp.	4.250%	2/1/29	2,335	2,281
	Moody's Corp.	2.000%	8/19/31	6,213	5,080
	Moody's Corp.	4.250%	8/8/32	775	746
	Motorola Solutions Inc.	4.600%	2/23/28	8,623	8,512
	Motorola Solutions Inc.	4.600%	5/23/29	4,242	4,134
	Motorola Solutions Inc.	2.300%	11/15/30	8,308	6,750
	Motorola Solutions Inc.	2.750%	5/24/31	3,985	3,276
	Motorola Solutions Inc.	5.600%	6/1/32	4,100	4,124
	NetApp Inc.	2.700%	6/22/30	6,100	5,240
	NVIDIA Corp.	1.550%	6/15/28	11,335	9,990
	NVIDIA Corp.	2.850%	4/1/30	7,496	6,823
	NVIDIA Corp.	2.000%	6/15/31	4,972	4,176
	NXP BV	5.550%	12/1/28	4,795	4,900
	NXP BV	4.300%	6/18/29	9,566	9,172
	NXP BV	3.400%	5/1/30	7,656	6,883
	NXP BV	2.500%	5/11/31	8,445	6,984
	NXP BV	2.650%	2/15/32	7,631	6,248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	4.500%	5/6/28	2,058	2,034
	Oracle Corp.	2.950%	4/1/30	23,791	21,004
	Oracle Corp.	4.650%	5/6/30	5,900	5,745
	Oracle Corp.	3.250%	5/15/30	4,717	4,228
	Oracle Corp.	2.875%	3/25/31	28,847	24,685
	Oracle Corp.	6.250%	11/9/32	20,525	22,031
	Oracle Corp.	4.900%	2/6/33	11,700	11,458
	PayPal Holdings Inc.	2.850%	10/1/29	10,743	9,693
	PayPal Holdings Inc.	2.300%	6/1/30	10,517	9,016
	PayPal Holdings Inc.	4.400%	6/1/32	10,755	10,549
	Qorvo Inc.	4.375%	10/15/29	7,099	6,545
	QUALCOMM Inc.	1.300%	5/20/28	7,750	6,764
	QUALCOMM Inc.	2.150%	5/20/30	7,255	6,357
	QUALCOMM Inc.	1.650%	5/20/32	9,587	7,747
	QUALCOMM Inc.	4.250%	5/20/32	2,695	2,697
	QUALCOMM Inc.	5.400%	5/20/33	9,825	10,543
	Quanta Services Inc.	2.900%	10/1/30	3,160	2,697
	Quanta Services Inc.	2.350%	1/15/32	1,883	1,492
	RELX Capital Inc.	4.000%	3/18/29	7,482	7,213
	RELX Capital Inc.	3.000%	5/22/30	4,180	3,720
	RELX Capital Inc.	4.750%	5/20/32	4,255	4,217
	Roper Technologies Inc.	4.200%	9/15/28	4,838	4,760
	Roper Technologies Inc.	2.950%	9/15/29	6,530	5,862
	Roper Technologies Inc.	2.000%	6/30/30	4,561	3,761
	Roper Technologies Inc.	1.750%	2/15/31	3,787	3,026
	S&P Global Inc.	4.750%	8/1/28	6,410	6,498
	S&P Global Inc.	2.700%	3/1/29	5,640	5,132
	S&P Global Inc.	4.250%	5/1/29	8,517	8,399
	S&P Global Inc.	2.500%	12/1/29	4,462	3,965
	S&P Global Inc.	1.250%	8/15/30	4,584	3,684
	S&P Global Inc.	2.900%	3/1/32	11,915	10,628
	Salesforce Inc.	3.700%	4/11/28	522	513
	Salesforce Inc.	1.500%	7/15/28	9,035	7,975
	Salesforce Inc.	1.950%	7/15/31	13,951	11,675
	ServiceNow Inc.	1.400%	9/1/30	12,947	10,435
	Skyworks Solutions Inc.	3.000%	6/1/31	5,193	4,333
	TD SYNNEX Corp.	2.375%	8/9/28	4,687	3,884
	TD SYNNEX Corp.	2.650%	8/9/31	300	235
	Teledyne FLIR LLC	2.500%	8/1/30	5,841	4,918
	Texas Instruments Inc.	2.900%	11/3/27	3,567	3,393
	Texas Instruments Inc.	2.250%	9/4/29	6,301	5,625
	Texas Instruments Inc.	1.750%	5/4/30	7,211	6,114
	Texas Instruments Inc.	1.900%	9/15/31	4,814	4,031
	Texas Instruments Inc.	4.900%	3/14/33	7,000	7,281
	TSMC Arizona Corp.	4.125%	4/22/29	3,890	3,818
	TSMC Arizona Corp.	2.500%	10/25/31	10,845	9,309
	TSMC Arizona Corp.	4.250%	4/22/32	6,600	6,476
	Verisk Analytics Inc.	4.125%	3/15/29	5,167	4,954
	VMware Inc.	1.800%	8/15/28	7,055	5,958
	VMware Inc.	4.700%	5/15/30	7,814	7,575
	VMware Inc.	2.200%	8/15/31	13,971	11,038
	Western Digital Corp.	2.850%	2/1/29	6,765	5,508
	Workday Inc.	3.700%	4/1/29	3,910	3,663
	Workday Inc.	3.800%	4/1/32	13,693	12,535
	Xilinx Inc.	2.375%	6/1/30	6,861	5,976
					1,222,125
Utilities (3.1%)
	AEP Texas Inc.	3.950%	6/1/28	3,757	3,616
[2]	AEP Texas Inc.	2.100%	7/1/30	4,330	3,592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AEP Texas Inc.	4.700%	5/15/32	4,265	4,163
	AES Corp.	2.450%	1/15/31	8,583	7,000
[2]	Alabama Power Co.	1.450%	9/15/30	4,129	3,319
	Alabama Power Co.	3.050%	3/15/32	5,120	4,515
	Alabama Power Co.	3.940%	9/1/32	3,327	3,122
	Ameren Corp.	1.750%	3/15/28	4,337	3,772
	Ameren Corp.	3.500%	1/15/31	4,594	4,171
	Ameren Illinois Co.	3.800%	5/15/28	4,150	4,044
	Ameren Illinois Co.	1.550%	11/15/30	2,300	1,856
	Ameren Illinois Co.	3.850%	9/1/32	1,965	1,860
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	4,558	4,452
	American Electric Power Co. Inc.	5.950%	11/1/32	7,300	7,774
	American Electric Power Co. Inc.	5.625%	3/1/33	2,500	2,591
	American Water Capital Corp.	3.750%	9/1/28	4,945	4,735
	American Water Capital Corp.	3.450%	6/1/29	5,780	5,429
	American Water Capital Corp.	2.800%	5/1/30	5,110	4,550
	American Water Capital Corp.	2.300%	6/1/31	2,150	1,818
	American Water Capital Corp.	4.450%	6/1/32	5,180	5,097
[2]	Appalachian Power Co.	2.700%	4/1/31	5,180	4,399
[2]	Appalachian Power Co.	4.500%	8/1/32	2,545	2,444
	Arizona Public Service Co.	2.600%	8/15/29	4,071	3,538
	Arizona Public Service Co.	6.350%	12/15/32	1,550	1,686
	Atlantic City Electric Co.	2.300%	3/15/31	4,030	3,400
	Atmos Energy Corp.	2.625%	9/15/29	4,435	3,964
	Atmos Energy Corp.	1.500%	1/15/31	3,490	2,797
	Atmos Energy Corp.	5.450%	10/15/32	1,500	1,584
	Avangrid Inc.	3.800%	6/1/29	4,741	4,454
	Baltimore Gas & Electric Co.	2.250%	6/15/31	4,704	3,962
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,483	8,109
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,145	7,740
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	4,850	3,894
	Black Hills Corp.	3.050%	10/15/29	4,175	3,657
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	3,928	3,359
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,000	1,773
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	10,000	10,214
	CenterPoint Energy Inc.	4.250%	11/1/28	1,539	1,481
	CenterPoint Energy Inc.	2.950%	3/1/30	3,905	3,423
	CenterPoint Energy Inc.	2.650%	6/1/31	1,903	1,612
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,525	1,491
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	7,407	5,992
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	203	197
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	5,000	5,170
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	868
[2]	CMS Energy Corp.	4.750%	6/1/50	6,527	5,634
	CMS Energy Corp.	3.750%	12/1/50	2,612	1,955
	Commonwealth Edison Co.	3.700%	8/15/28	4,665	4,482
	Commonwealth Edison Co.	2.200%	3/1/30	1,815	1,559
[2]	Commonwealth Edison Co.	3.150%	3/15/32	4,165	3,726
	Commonwealth Edison Co.	4.900%	2/1/33	2,000	2,044
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	2,740	2,273
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,157	3,834
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	8,151	6,895
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	4,262	4,395
	Constellation Energy Generation LLC	5.800%	3/1/33	1,273	1,315
	Consumers Energy Co.	4.650%	3/1/28	2,365	2,386
	Consumers Energy Co.	3.600%	8/15/32	6,858	6,348
	Consumers Energy Co.	4.625%	5/15/33	2,500	2,494
	Dominion Energy Inc.	4.250%	6/1/28	2,608	2,538
[2]	Dominion Energy Inc.	3.375%	4/1/30	11,719	10,621
[2]	Dominion Energy Inc.	2.250%	8/15/31	2,335	1,923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Dominion Energy Inc.	4.350%	8/15/32	5,247	5,019
	Dominion Energy Inc.	5.375%	11/15/32	6,573	6,746
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,723	3,088
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,742	1,966
[2]	DTE Electric Co.	1.900%	4/1/28	4,168	3,682
	DTE Electric Co.	2.250%	3/1/30	3,875	3,360
[2]	DTE Electric Co.	2.625%	3/1/31	3,910	3,383
[2]	DTE Electric Co.	3.000%	3/1/32	4,025	3,538
	DTE Electric Co.	5.200%	4/1/33	5,405	5,582
[2]	DTE Energy Co.	3.400%	6/15/29	3,769	3,451
	DTE Energy Co.	2.950%	3/1/30	3,375	2,962
	Duke Energy Carolinas LLC	3.950%	11/15/28	5,358	5,255
	Duke Energy Carolinas LLC	2.450%	8/15/29	4,635	4,050
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,990	6,120
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,741	6,650
	Duke Energy Carolinas LLC	2.850%	3/15/32	4,820	4,191
	Duke Energy Carolinas LLC	4.950%	1/15/33	5,975	6,147
	Duke Energy Corp.	4.300%	3/15/28	2,950	2,892
	Duke Energy Corp.	3.400%	6/15/29	4,678	4,326
	Duke Energy Corp.	2.450%	6/1/30	8,222	7,007
	Duke Energy Corp.	2.550%	6/15/31	7,582	6,339
	Duke Energy Corp.	4.500%	8/15/32	13,841	13,376
	Duke Energy Florida LLC	3.800%	7/15/28	4,492	4,390
	Duke Energy Florida LLC	2.500%	12/1/29	2,543	2,242
	Duke Energy Florida LLC	1.750%	6/15/30	1,878	1,548
	Duke Energy Florida LLC	2.400%	12/15/31	6,030	5,060
	Duke Energy Ohio Inc.	3.650%	2/1/29	6,430	6,111
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,916	2,446
	Duke Energy Ohio Inc.	5.250%	4/1/33	5,190	5,342
	Duke Energy Progress LLC	3.700%	9/1/28	4,376	4,213
	Duke Energy Progress LLC	3.450%	3/15/29	6,648	6,218
	Duke Energy Progress LLC	2.000%	8/15/31	4,047	3,311
	Duke Energy Progress LLC	3.400%	4/1/32	3,416	3,101
	Duke Energy Progress LLC	5.250%	3/15/33	4,000	4,157
[4]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,457
	Edison International	4.125%	3/15/28	3,990	3,792
	Edison International	6.950%	11/15/29	2,295	2,488
	Enel Chile SA	4.875%	6/12/28	7,520	7,291
	Entergy Arkansas LLC	5.150%	1/15/33	3,785	3,888
	Entergy Corp.	1.900%	6/15/28	8,122	7,072
	Entergy Corp.	2.800%	6/15/30	3,892	3,370
	Entergy Corp.	2.400%	6/15/31	8,179	6,774
	Entergy Louisiana LLC	3.250%	4/1/28	5,133	4,798
	Entergy Louisiana LLC	2.350%	6/15/32	3,725	3,065
	Entergy Mississippi LLC	2.850%	6/1/28	2,585	2,365
	Entergy Texas Inc.	4.000%	3/30/29	7,367	7,135
	Entergy Texas Inc.	1.750%	3/15/31	2,860	2,318
	Essential Utilities Inc.	3.566%	5/1/29	3,860	3,592
	Essential Utilities Inc.	2.704%	4/15/30	4,626	4,000
	Evergy Inc.	2.900%	9/15/29	3,818	3,423
[2]	Evergy Metro Inc.	2.250%	6/1/30	5,956	5,042
[2]	Eversource Energy	3.300%	1/15/28	1,380	1,297
[2]	Eversource Energy	4.250%	4/1/29	5,436	5,320
[2]	Eversource Energy	1.650%	8/15/30	4,915	3,957
	Eversource Energy	2.550%	3/15/31	2,990	2,549
	Eversource Energy	3.375%	3/1/32	4,888	4,388
	Exelon Corp.	4.050%	4/15/30	13,370	12,748
	Exelon Corp.	3.350%	3/15/32	2,720	2,432
	Exelon Corp.	5.300%	3/15/33	1,955	1,991
	Florida Power & Light Co.	2.450%	2/3/32	11,054	9,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Georgia Power Co.	2.650%	9/15/29	4,757	4,188
	Georgia Power Co.	4.700%	5/15/32	2,885	2,860
	Indiana Michigan Power Co.	3.850%	5/15/28	3,900	3,778
	Interstate Power & Light Co.	4.100%	9/26/28	8,231	8,067
	Interstate Power & Light Co.	3.600%	4/1/29	900	841
	Interstate Power & Light Co.	2.300%	6/1/30	3,505	2,942
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,741	3,435
[2]	Kentucky Utilities Co.	5.450%	4/15/33	2,750	2,855
[2]	Louisville Gas & Electric Co.	5.450%	4/15/33	2,500	2,589
	MidAmerican Energy Co.	3.650%	4/15/29	6,050	5,781
	MidAmerican Energy Co.	6.750%	12/30/31	2,332	2,682
	Mississippi Power Co.	3.950%	3/30/28	3,130	3,015
	National Fuel Gas Co.	3.950%	9/15/27	1,850	1,739
	National Fuel Gas Co.	4.750%	9/1/28	3,929	3,774
	National Fuel Gas Co.	2.950%	3/1/31	2,335	1,876
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	7,434	7,077
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	3,174	3,206
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	4,358	4,206
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,655	6,323
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	5,572	4,828
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,530	2,716
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	1,430	1,131
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	3,605	3,072
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	7,544	8,044
[2]	Nevada Power Co.	3.700%	5/1/29	5,920	5,691
[2]	Nevada Power Co.	2.400%	5/1/30	3,973	3,445
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	11,290	9,931
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,276	6,831
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	6,290	5,594
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	15,464	13,071
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	3,792	3,144
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	10,206	10,291
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	6,538	6,556
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,255	5,274
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	3,188
	NiSource Inc.	2.950%	9/1/29	5,949	5,297
	NiSource Inc.	3.600%	5/1/30	3,972	3,670
	NiSource Inc.	1.700%	2/15/31	6,735	5,336
	Northern States Power Co.	2.250%	4/1/31	2,230	1,891
	NSTAR Electric Co.	3.250%	5/15/29	2,040	1,899
	NSTAR Electric Co.	3.950%	4/1/30	5,238	5,073
[2]	Ohio Power Co.	2.600%	4/1/30	1,985	1,727
[2]	Ohio Power Co.	1.625%	1/15/31	6,708	5,343
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	3,493
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,257	3,846
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	3,881	4,017
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	9,864	9,567
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	5,525	4,930
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,325	4,186
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	13,028	12,975
	ONE Gas Inc.	2.000%	5/15/30	2,675	2,268
	Pacific Gas & Electric Co.	3.000%	6/15/28	3,204	2,848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	3.750%	7/1/28	13,761	12,658
	Pacific Gas & Electric Co.	4.550%	7/1/30	31,252	29,218
	Pacific Gas & Electric Co.	2.500%	2/1/31	15,685	12,695
	Pacific Gas & Electric Co.	3.250%	6/1/31	3,002	2,551
	Pacific Gas & Electric Co.	4.400%	3/1/32	3,708	3,337
	Pacific Gas & Electric Co.	5.900%	6/15/32	2,620	2,620
	Pacific Gas & Electric Co.	6.150%	1/15/33	5,990	6,148
	PacifiCorp	3.500%	6/15/29	3,941	3,712
	PacifiCorp	2.700%	9/15/30	2,876	2,544
	PacifiCorp	7.700%	11/15/31	1,935	2,359
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	1,318	1,263
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	3,591	3,336
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,000	3,335
	PPL Electric Utilities Corp.	5.000%	5/15/33	7,710	7,877
	Progress Energy Inc.	7.000%	10/30/31	4,640	5,158
	Public Service Co. of Colorado	3.700%	6/15/28	2,975	2,879
[2]	Public Service Co. of Colorado	1.900%	1/15/31	3,300	2,727
[2]	Public Service Co. of Colorado	4.100%	6/1/32	2,089	2,012
[2]	Public Service Co. of New Hampshire	2.200%	6/15/31	336	284
	Public Service Co. of Oklahoma	5.250%	1/15/33	4,000	4,090
[2]	Public Service Electric & Gas Co.	3.700%	5/1/28	3,537	3,414
[2]	Public Service Electric & Gas Co.	3.650%	9/1/28	2,675	2,554
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,675	2,454
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,269	1,995
[2]	Public Service Electric & Gas Co.	3.100%	3/15/32	4,150	3,706
[2]	Public Service Electric & Gas Co.	4.900%	12/15/32	3,065	3,135
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,630	5,651
	Public Service Enterprise Group Inc.	1.600%	8/15/30	12,050	9,641
	Puget Energy Inc.	2.379%	6/15/28	3,182	2,803
	Puget Energy Inc.	4.100%	6/15/30	6,406	5,927
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	6,075	4,961
[2]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,125	3,643
	Sempra Energy	3.400%	2/1/28	9,895	9,314
	Sempra Energy	3.700%	4/1/29	655	609
[2]	Southern California Edison Co.	3.650%	3/1/28	5,050	4,779
[2]	Southern California Edison Co.	4.200%	3/1/29	5,709	5,532
	Southern California Edison Co.	6.650%	4/1/29	4,200	4,537
	Southern California Edison Co.	2.850%	8/1/29	3,565	3,191
	Southern California Edison Co.	2.250%	6/1/30	3,500	2,974
[2]	Southern California Edison Co.	2.500%	6/1/31	2,060	1,750
	Southern California Edison Co.	2.750%	2/1/32	2,600	2,235
	Southern California Edison Co.	5.950%	11/1/32	5,900	6,390
[2]	Southern California Gas Co.	2.550%	2/1/30	4,953	4,324
[2]	Southern Co.	1.750%	3/15/28	3,726	3,221
[2]	Southern Co.	3.700%	4/30/30	2,705	2,531
	Southern Co.	5.700%	10/15/32	3,156	3,319
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	7,277	5,809
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	6,615	6,675
	Southwest Gas Corp.	3.700%	4/1/28	2,570	2,429
	Southwest Gas Corp.	2.200%	6/15/30	4,150	3,424
	Southwest Gas Corp.	4.050%	3/15/32	4,765	4,393
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	3,664	3,543
	Southwestern Electric Power Co.	5.300%	4/1/33	4,000	4,031
	Spire Missouri Inc.	4.800%	2/15/33	1,933	1,929
	Tampa Electric Co.	2.400%	3/15/31	3,254	2,726
	Tucson Electric Power Co.	1.500%	8/1/30	3,093	2,474
	Tucson Electric Power Co.	3.250%	5/15/32	2,500	2,236
	Union Electric Co.	3.500%	3/15/29	4,380	4,139
	Union Electric Co.	2.950%	3/15/30	3,610	3,273
	Union Electric Co.	2.150%	3/15/32	4,765	3,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Virginia Electric & Power Co.	3.800%	4/1/28	6,666	6,473
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	5,810	5,264
	Virginia Electric & Power Co.	2.300%	11/15/31	3,064	2,547
	Virginia Electric & Power Co.	2.400%	3/30/32	5,510	4,587
	Virginia Electric & Power Co.	5.000%	4/1/33	5,000	5,034
	WEC Energy Group Inc.	2.200%	12/15/28	3,000	2,615
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	4,861
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,800	2,442
	Wisconsin Electric Power Co.	4.750%	9/30/32	3,914	3,935
	Wisconsin Power & Light Co.	3.950%	9/1/32	7,325	6,902
	Xcel Energy Inc.	4.000%	6/15/28	4,940	4,804
	Xcel Energy Inc.	2.600%	12/1/29	3,730	3,261
	Xcel Energy Inc.	3.400%	6/1/30	8,490	7,754
	Xcel Energy Inc.	2.350%	11/15/31	3,513	2,873
	Xcel Energy Inc.	4.600%	6/1/32	5,630	5,477
					1,088,986
Total Corporate Bonds (Cost $14,573,587)					13,158,482
Sovereign Bonds (4.2%)
[2]	Asian Development Bank	2.375%	8/10/27	2,870	2,710
	Asian Development Bank	6.220%	8/15/27	175	188
[2]	Asian Development Bank	2.750%	1/19/28	7,845	7,515
[2]	Asian Development Bank	1.250%	6/9/28	12,750	11,269
	Asian Development Bank	5.820%	6/16/28	6,090	6,640
[2]	Asian Development Bank	3.125%	9/26/28	9,534	9,252
[2]	Asian Development Bank	1.875%	3/15/29	475	429
[2]	Asian Development Bank	1.750%	9/19/29	22,450	19,927
[2]	Asian Development Bank	1.875%	1/24/30	19,861	17,674
[2]	Asian Development Bank	0.750%	10/8/30	3,445	2,787
[2]	Asian Development Bank	1.500%	3/4/31	7,415	6,330
	Asian Development Bank	3.125%	4/27/32	17,675	16,921
[2]	Asian Development Bank	3.875%	9/28/32	10,545	10,699
[2]	Asian Development Bank	4.000%	1/12/33	16,690	17,078
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	7.250%	9/23/27	5,955	6,670
	Equinor ASA	3.625%	9/10/28	10,834	10,558
	Equinor ASA	3.125%	4/6/30	10,783	10,108
	Equinor ASA	2.375%	5/22/30	6,956	6,141
	European Investment Bank	0.625%	10/21/27	12,720	11,087
	European Investment Bank	3.875%	3/15/28	37,900	38,196
	European Investment Bank	1.625%	10/9/29	17,750	15,693
	European Investment Bank	0.875%	5/17/30	16,915	14,017
	European Investment Bank	0.750%	9/23/30	8,205	6,688
	European Investment Bank	1.250%	2/14/31	33,300	28,120
	European Investment Bank	1.625%	5/13/31	250	216
	European Investment Bank	3.750%	2/14/33	18,925	19,152
	Export-Import Bank of Korea	1.250%	9/21/30	6,290	5,049
	Export-Import Bank of Korea	1.375%	2/9/31	2,500	2,002
	Export-Import Bank of Korea	2.125%	1/18/32	5,100	4,244
	Export-Import Bank of Korea	4.500%	9/15/32	3,700	3,706
	Export-Import Bank of Korea	5.125%	1/11/33	7,800	8,173
[2]	Hong Kong Government International Bond	1.750%	11/24/31	4,100	3,460
[2]	Hydro-Quebec	8.500%	12/1/29	1,550	1,914
[2]	Hydro-Quebec	9.375%	4/15/30	2,355	3,091
	Inter-American Development Bank	1.125%	7/20/28	12,328	10,786
	Inter-American Development Bank	3.125%	9/18/28	23,000	22,311
	Inter-American Development Bank	2.250%	6/18/29	28,430	26,121
	Inter-American Development Bank	3.500%	9/14/29	20,720	20,456
[2]	Inter-American Development Bank	1.125%	1/13/31	43,225	35,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	International Bank for Reconstruction & Development	1.375%	4/20/28	15,852	14,162
	International Bank for Reconstruction & Development	1.125%	9/13/28	40,636	35,462
	International Bank for Reconstruction & Development	3.625%	9/21/29	17,760	17,671
[2]	International Bank for Reconstruction & Development	1.750%	10/23/29	31,785	28,171
	International Bank for Reconstruction & Development	3.875%	2/14/30	28,745	28,991
	International Bank for Reconstruction & Development	0.875%	5/14/30	40,145	33,090
	International Bank for Reconstruction & Development	0.750%	8/26/30	16,285	13,199
	International Bank for Reconstruction & Development	1.250%	2/10/31	31,355	26,292
	International Bank for Reconstruction & Development	1.625%	11/3/31	42,620	36,351
	International Bank for Reconstruction & Development	2.500%	3/29/32	29,095	26,568
	International Finance Corp.	0.750%	8/27/30	7,000	5,684
[5]	Japan Bank for International Cooperation	3.250%	7/20/28	12,620	12,076
[5]	Japan Bank for International Cooperation	3.500%	10/31/28	12,175	11,776
[5]	Japan Bank for International Cooperation	2.125%	2/16/29	7,495	6,708
[5]	Japan Bank for International Cooperation	2.000%	10/17/29	5,780	5,068
[5]	Japan Bank for International Cooperation	1.250%	1/21/31	11,393	9,240
[5]	Japan Bank for International Cooperation	1.875%	4/15/31	16,145	13,676
[5]	Japan International Cooperation Agency	3.375%	6/12/28	4,000	3,845
[5]	Japan International Cooperation Agency	1.000%	7/22/30	4,550	3,650
[5]	Japan International Cooperation Agency	1.750%	4/28/31	4,000	3,344
[6]	KFW	3.750%	2/15/28	34,200	34,257
[6]	KFW	2.875%	4/3/28	26,573	25,572
[6]	KFW	1.750%	9/14/29	10,267	9,157
[6]	KFW	0.750%	9/30/30	16,803	13,685
	Korea Development Bank	1.625%	1/19/31	3,500	2,858
	Korea Development Bank	2.000%	10/25/31	2,746	2,271
	Korea Development Bank	4.250%	9/8/32	600	589
	Korea Development Bank	4.375%	2/15/33	10,000	9,894
[6]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,475	10,197
[7]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	4,925	5,032
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	18,220	18,122
	Province of Alberta	3.300%	3/15/28	9,499	9,228
	Province of Alberta	1.300%	7/22/30	23,144	19,233
	Province of British Columbia	2.250%	6/2/26	219	208
	Province of British Columbia	1.300%	1/29/31	10,660	8,869
	Province of Manitoba	2.125%	6/22/26	682	643
[2]	Province of Manitoba	1.500%	10/25/28	6,845	6,028
	Province of New Brunswick	3.625%	2/24/28	4,015	3,939
	Province of Ontario	2.000%	10/2/29	13,000	11,573
	Province of Ontario	1.125%	10/7/30	11,703	9,590
	Province of Ontario	1.600%	2/25/31	7,910	6,662
	Province of Quebec	2.500%	4/20/26	297	284
	Province of Quebec	2.750%	4/12/27	4,583	4,387
[2]	Province of Quebec	7.500%	9/15/29	4,110	4,911
	Province of Quebec	1.350%	5/28/30	19,960	16,840
	Province of Quebec	1.900%	4/21/31	4,905	4,231
[2]	Republic of Chile	2.450%	1/31/31	8,980	7,767
[2]	Republic of Chile	2.550%	1/27/32	16,065	13,749
	Republic of Indonesia	4.100%	4/24/28	7,658	7,540
	Republic of Indonesia	4.750%	2/11/29	9,142	9,250
	Republic of Indonesia	3.400%	9/18/29	6,525	6,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	2.850%	2/14/30	12,065	10,930
	Republic of Indonesia	3.850%	10/15/30	6,390	6,109
	Republic of Indonesia	1.850%	3/12/31	9,950	8,100
[2]	Republic of Indonesia	2.150%	7/28/31	9,215	7,668
[2]	Republic of Indonesia	3.550%	3/31/32	16,125	14,868
[2]	Republic of Indonesia	4.650%	9/20/32	6,355	6,348
[2]	Republic of Indonesia	4.850%	1/11/33	9,955	10,015
	Republic of Italy	2.875%	10/17/29	18,835	16,404
	Republic of Korea	3.500%	9/20/28	4,600	4,490
	Republic of Korea	2.500%	6/19/29	5,060	4,671
	Republic of Korea	1.000%	9/16/30	6,445	5,265
	Republic of Korea	1.750%	10/15/31	4,875	4,133
	Republic of Panama	9.375%	4/1/29	6,425	7,846
[2]	Republic of Panama	3.160%	1/23/30	19,150	16,823
[2]	Republic of Panama	2.252%	9/29/32	23,757	18,220
[2]	Republic of Panama	3.298%	1/19/33	2,100	1,758
[2]	Republic of Peru	2.783%	1/23/31	33,105	28,316
[2]	Republic of Peru	1.862%	12/1/32	7,820	5,922
[2]	Republic of Poland	5.750%	11/16/32	11,660	12,428
	Republic of the Philippines	4.625%	7/17/28	1,540	1,561
	Republic of the Philippines	3.750%	1/14/29	10,040	9,671
	Republic of the Philippines	9.500%	2/2/30	15,300	19,393
	Republic of the Philippines	2.457%	5/5/30	11,900	10,315
	Republic of the Philippines	7.750%	1/14/31	12,724	15,103
	Republic of the Philippines	1.648%	6/10/31	4,030	3,230
	Republic of the Philippines	1.950%	1/6/32	8,235	6,700
	Republic of the Philippines	6.375%	1/15/32	8,882	9,928
	Republic of the Philippines	3.556%	9/29/32	6,040	5,543
	State of Israel	2.500%	1/15/30	8,730	7,805
	State of Israel	2.750%	7/3/30	20,240	18,329
	State of Israel	4.500%	1/17/33	13,025	12,969
	United Mexican States	4.500%	4/22/29	24,600	24,103
[2]	United Mexican States	3.250%	4/16/30	29,919	26,860
[2]	United Mexican States	2.659%	5/24/31	26,428	22,110
[2]	United Mexican States	8.300%	8/15/31	4,210	4,987
[2]	United Mexican States	4.750%	4/27/32	16,810	16,174
Total Sovereign Bonds (Cost $1,612,541)					1,466,036
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	945	922
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	930
	California GO	3.500%	4/1/28	3,550	3,417
	California GO	3.050%	4/1/29	3,450	3,206
	California GO	2.500%	10/1/29	2,850	2,546
	California GO	1.750%	11/1/30	5,000	4,137
	California GO	6.000%	3/1/33	3,100	3,453
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,300	3,200
	Commonwealth of Massachusetts SO Revenue	4.110%	7/15/31	5,000	4,948
	Connecticut GO	5.850%	3/15/32	9,085	9,784
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	100	99
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	10,176
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	50	49
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	800	800
	Los Angeles CA Community College District GO	1.606%	8/1/28	3,600	3,183
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,900	2,461

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Community College District GO	2.106%	8/1/32	3,200	2,654
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	2,988
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	5,208	5,076
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	3,500	3,529
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	5,800	5,657
	Massachusetts GO	4.500%	8/1/31	1,350	1,361
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,202
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	4.053%	7/1/26	1,095	1,075
	National Finance Authority NH Revenue	3.300%	4/1/32	2,650	2,085
[8]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,475	17,983
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,488
	New York City NY GO	5.206%	10/1/31	1,070	1,106
	Oregon GO	5.892%	6/1/27	8,750	9,146
[9]	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,519
[8]	Oregon School Boards Association GO	5.550%	6/30/28	875	906
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,364
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	850	891
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,530
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,881
	University of California Revenue	3.349%	7/1/29	100	95
	University of California Revenue	1.614%	5/15/30	7,125	5,923
	Utah GO	3.539%	7/1/25	549	543
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,156
Total Taxable Municipal Bonds (Cost $146,544)					135,469

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[10]	Vanguard Market Liquidity Fund (Cost $87,578)	4.839%	875,886	87,580
Total Investments (99.5%) (Cost $37,982,032)				34,863,113
Other Assets and Liabilities—Net (0.5%)				186,311
Net Assets (100%)				35,049,424
Cost is in $000.
1	Securities with a value of $994,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $270,039,000, representing 0.8% of net assets.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Republic of Austria.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
GO—General Obligation Bond.
SO—Special Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2023	550	60,229	1,333

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	20,015,546	—	20,015,546
Corporate Bonds	—	13,158,482	—	13,158,482
Sovereign Bonds	—	1,466,036	—	1,466,036
Taxable Municipal Bonds	—	135,469	—	135,469
Temporary Cash Investments	87,580	—	—	87,580
Total	87,580	34,775,533	—	34,863,113

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,333	—	—	1,333
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.